                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /


      Post-Effective Amendment No.  16                               /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/


      Amendment No. 13                                                /X/

                       ---------------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------

                     (Name and Address of Agent for Service)
            Ronald L. Benedict, Corporate Vice President, Counsel
                                and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410 East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):

      ___     immediately upon filing pursuant to paragraph (b)


      _X_     on October 1, 2003, pursuant to paragraph (b)(1)(ix)


      ___     60 days after filing pursuant to paragraph (a)(i)

      ___     on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654
                                      for
                        GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- state and municipal deferred compensation plans, and

- non-tax-qualified plans.

The minimum contribution amount is $25 per participant. You may make additional contributions at any time, but not more often than biweekly. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of contributions to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account D ("VAD"). VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., Calvert Variable Series, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Adviser Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, Strong Variable Insurance Funds, Inc. and Van Kampen Universal Institutional Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan.

KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

FORM V-4827                       MAY 1, 2003

                               TABLE OF CONTENTS

Available Funds..........................      2
Fee Table................................      4
Accumulation Unit Values.................      5
  Financial Statements...................     10
The Ohio National Companies..............     11
  Ohio National Life.....................     11
  Ohio National Variable Account D.......     11
  The Funds..............................     11
  Mixed and Shared Funding...............     11
  Voting Rights..........................     12
Distribution of the Contracts............     12
Deductions and Expenses..................     12
  Withdrawal Charge......................     12
  Deduction for Administrative
     Expenses............................     13
  Deduction for Risk Undertakings........     13
  Limitations on Deductions..............     13
  Transfer Fee...........................     14
  Deduction for State Premium Tax........     14
  Fund Expenses..........................     14
Description of the Contracts.............     14
Accumulation.............................     14
  Contribution Provisions................     14
  Accumulation Units.....................     14
  Crediting Accumulation Units...........     14
  Allocation of Contributions............     14
  Accumulation Unit Value and Contract
     Value...............................     15
  Net Investment Factor..................     15
  Surrender and Withdrawal...............     15
  Transfers among Subaccounts............     16
  Electronic Access......................     16
  Payment of Plan Benefits...............     16
Guaranteed Account.......................     16
Annuity Benefits.........................     18
  Purchasing an Annuity..................     18
  Annuity Options........................     18
  Determination of Amount of the First
     Variable Annuity Payment............     18
  Annuity Units and Variable Payments....     18
  Transfers after Annuity Purchase.......     19
Other Contract Provisions................     19
  Assignment.............................     19
  Reports and Confirmations..............     19
  Substitution for Fund Shares...........     20
  Contract Owner Inquires................     20
Performance Data.........................     20
Federal Tax Status.......................     20
  Tax-Deferred Annuities.................     22
  Qualified Pension or Profit-Sharing
     Plans...............................     22
  Withholding on Distributions...........     23
Statement of Additional Information
  Contents...............................     24

                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. is its affiliate; Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                       ADVISER (SUBADVISER)
Equity Portfolio                               (Legg Mason Fund Adviser, Inc.)
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)      (Suffolk Capital Management, LLC)
International Portfolio                        (Federated Global Investment Management
                                               Corp.)
International Small Company Portfolio          (Federated Global Investment Management
                                               Corp.)
Capital Appreciation Portfolio                 (Jennison Associates LLC)
Discovery (formerly called Small Cap)
  Portfolio                                    (Founders Asset Management LLC)
Aggressive Growth Portfolio                    (Janus Capital Management LLC)
Small Cap Growth (formerly called Core
  Growth) Portfolio                            (UBS Global Asset Management (New York),
                                               Inc.)
Mid Cap Opportunity (formerly Growth &
  Income) Portfolio                            (RS Investment Management, L.P.)
Capital Growth Portfolio                       (RS Investment Management, L.P.)
S&P 500 Index(R) Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq-100(R) Index Portfolio                  Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)           (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap
  stocks)                                      (Suffolk Capital Management, LLC)

FORM V-4827

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                        OHIO NATIONAL VARIABLE ACCOUNT D

                 "RETIREMENT ADVANTAGE" GROUP VARIABLE ANNUITY

      SUPPLEMENT DATED OCTOBER 1, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

The following changes are made to the prospectus dated May 1, 2003:

The effective dates of the prospectus and Statement of Additional Information are changed to October 1, 2003.

On page 2 of the prospectus, the subadviser for the Ohio National Fund, Inc. Capital Growth portfolio is now Eagle Asset Management, Inc.

The following are added to the list of Available Funds (on pages 2 and 3):

FIDELITY VARIABLE INSURANCE PRODUCTSFUND (SERVICE CLASS 2)
VIP Equity-Income Portfolio                               Fidelity Management & Research Company
JANUS ADVISER SERIES
Janus Adviser International Growth Fund                   Janus Capital Management LLC
PBHG Insurance Series Fund
PBHG Technology & Communications Portfolio                Pilgrim Baxter & Associates, Ltd.
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)                  Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)  Jennison Associates LLC
UBS SERIES TRUST
Tactical Allocation Portfolio                             UBS Global Asset Management (US) Inc.
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
Core Plus Fixed Income Portfolio                          Van Kampen

CALVERT VARIABLE SERIES, INC.
Social Equity Portfolio                        (Atlanta Capital Management Company,
                                               L.L.C.)
DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                         (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  FUND SERVICE CLASS 2
VIP Contrafund(R) Portfolio (a value
  fund)                                        Fidelity Management & Research Company
VIP Mid Cap Portfolio                          Fidelity Management & Research Company
VIP Growth Portfolio                           Fidelity Management & Research Company
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management, L.P.
Goldman Sachs CORE(SM) U.S. Equity Fund        Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management, L.P.
JANUS ADVISER SERIES
Janus Adviser Series Growth Fund               Janus Capital Management LLC
Janus Adviser Series Worldwide Fund            Janus Capital Management LLC
Janus Adviser Series Balanced Fund             Janus Capital Management LLC
J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio               Robert Fleming, Inc.
JPMorgan Small Company Portfolio               J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio          Lazard Asset Management
Lazard Retirement Emerging Markets
  Portfolio                                    Lazard Asset Management
MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS Investors Growth Stock Series              Massachusetts Financial Services Company
MFS Mid Cap Growth Series                      Massachusetts Financial Services Company
MFS New Discovery Series                       Massachusetts Financial Services Company
MFS Total Return Series                        Massachusetts Financial Services Company
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                          Pacific Investment Management Company LLC
Total Return Portfolio                         Pacific Investment Management Company LLC
Global Bond Portfolio                          Pacific Investment Management Company LLC
ROYCE CAPITAL FUND
Royce Small-Cap Portfolio
Royce Micro-Cap Portfolio                      Royce & Associates, LLC
                                               Royce & Associates, LLC
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS
U.S. Real Estate Portfolio                     Van Kampen*

* Morgan Stanley Investment Management Inc., the investment adviser to this portfolio, does business in certain instances as Van Kampen.

FORM V-4827

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

Contract Owner Transaction Expenses

                                                                   YEARS         CHARGE
                                                               -------------   ----------
Deferred Sales Load (this "surrender charge" is a percentage of value withdrawn; the percentage varies with the number
  of years from the establishment of each participant's
  account) (No charge for withdrawals for plan payments.)           1st             7%
                                                                    2nd             6%
                                                                    3rd             5%
                                                                    4th             4%
                                                                    5th             3%
                                                                    6th             2%
                                                                    7th             1%
                                                               8th and later        0%
Exchange ("transfer") Fee (this fee is currently being
  waived)                                                                          $5

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

Separate Account Annual Expenses (as a percentage of average account value or death benefit amount)

Mortality and Expense Risk Fees                          1.00%
Account Expenses                                         0.35%
                                                         ----
Total Separate Account Annual Expenses                   1.35%

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                              MINIMUM       MAXIMUM
                                                              --------      --------
Total Annual Fund Operating Expenses (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)                0.45%      3.92%

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:

1 YEAR         3 YEARS        5 YEARS        10 YEARS
------         -------        -------        --------
$1,224         $2,071         $2,913          $5,199

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:

1 YEAR         3 YEARS        5 YEARS        10 YEARS
------         -------        -------        --------
$526           $1,575         $2,617          $5,199

FORM V-4827

                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on January 25, 1995. Since then, the following changes have been made to available funds:

March 31, 1995                 Ohio National Fund International Small Company
                               and Aggressive Growth portfolios were added

January 3, 1997                Ohio National Fund S&P 500 Index, Small Cap
                               Growth (originally called Core Growth), Mid Cap
                               Opportunity (originally called Growth & Income) and Social Awareness portfolios were added

November 1, 1999               Ohio National Fund Capital Growth, High Income
                               Bond, and Blue Chip portfolios, the Dow Target
                               Variable Funds, the Goldman Sachs Variable
                               Insurance Trust funds, the Janus Adviser Series funds, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van
                               Kampen (formerly Morgan Stanley) Universal
                               Institutional Funds U.S. Real Estate portfolio were added

May 1, 2000                    Ohio National Fund Nasdaq-100 Index portfolio and
                               Fidelity Variable Insurance Products Fund portfolios were added

May 1, 2001                    Dow Target Variable Fund and Strong Multi Cap
                               Value Fund II (formerly called Strong Schafer
                               Value Fund II) were no longer available in new contracts

November 1, 2001               J.P. Morgan Series Trust portfolios and MFS
                               Variable Insurance Trust funds were added

May 1, 2002                    Ohio National Fund Bristol and Bryton Growth
                               portfolios were added

November 1, 2002               PIMCO Variable Insurance Trust funds were added

May 1, 2003                    Dreyfus Variable Investment Fund and Royce
                               Capital Fund added. Calvert Variable Series, Inc.
                               Social Equity portfolio replaced Ohio National
                               Fund Social Awareness portfolio through merger, and (for contracts issued before May 1, 2001) The
                               Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers

OHIO NATIONAL FUND, INC.:

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Equity                                         1995              $10.00             $12.20           13,287
                                               1996               12.20              14.24           32,583
                                               1997               14.24              16.61           74,941
                                               1998               16.61              17.32          107,618
                                               1999               17.32              20.49          123,655
                                               2000               20.49              18.87          114,667
                                               2001               18.87              17.05          115,133
                                               2002               17.05              13.67          123,529

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Money Market                                   1995              $10.00             $10.35            1,732
                                               1996               10.35              10.74            7,977
                                               1997               10.74              11.16           32,475
                                               1998               11.16              11.61           48,567
                                               1999               11.61              12.03           72,108
                                               2000               12.03              12.62           56,828
                                               2001               12.62              12.92           71,555
                                               2002               12.92              12.93          113,201

Bond                                           1995               10.00              11.21            1,139
                                               1996               11.21              11.47            6,512
                                               1997               11.47              12.37           12,237
                                               1998               12.37              12.84           16,940
                                               1999               12.84              12.74           41,686
                                               2000               12.74              13.31           44,642
                                               2001               13.31              14.23           22,694
                                               2002               14.23              15.26           34,951

Omni                                           1995               10.00              11.74           13,547
                                               1996               11.74              13.39           45,160
                                               1997               13.39              15.61           98,309
                                               1998               15.61              16.10          146,331
                                               1999               16.10              17.68          143,525
                                               2000               17.68              14.86          115,175
                                               2001               14.86              12.74          102,201
                                               2002               12.74               9.71          101,108

International                                  1995               10.00              11.26           20,393
                                               1996               11.26              12.71           42,439
                                               1997               12.71              12.81          100,959
                                               1998               12.81              13.13          110,066
                                               1999               13.13              21.69           96,945
                                               2000               21.69              16.65          102,308
                                               2001               16.65              11.57          107,016
                                               2002               11.57               9.06          106,506

International Small Company                    1995               10.00              10.78            8,523
                                               1996               10.78              11.92           13,394
                                               1997               11.92              13.14           16,765
                                               1998               13.14              13.42           12,900
                                               1999               13.42              27.61           14,362
                                               2000               27.61              18.99           18,696
                                               2001               18.99              13.25           17,022
                                               2002               13.25              11.11           18,382

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Capital Appreciation                           1995              $10.00             $11.66           39,782
                                               1996               11.66              13.32           54,003
                                               1997               13.32              15.14           78,535
                                               1998               15.14              15.82           72,571
                                               1999               15.82              16.62           77,142
                                               2000               16.62              21.56           61,277
                                               2001               21.56              23.34           58,461
                                               2002               23.34              18.39           62,081

Discovery                                      1995               10.00              12.91           24,533
                                               1996               12.91              14.99           39,188
                                               1997               14.99              16.05           78,648
                                               1998               16.05              17.51           91,751
                                               1999               17.51              35.66          109,169
                                               2000               35.66              31.24          112,051
                                               2001               31.24              25.16          103,072
                                               2002               25.16              16.70           90,903

Aggressive Growth                              1995               10.00              12.57            3,057
                                               1996               12.57              12.49            9,915
                                               1997               12.49              13.87           21,702
                                               1998               13.87              14.76           38,333
                                               1999               14.76              15.40           36,760
                                               2000               15.40              11.04           40,338
                                               2001               11.04               7.43           51,052
                                               2002                7.43               5.28           59,086

Small Cap Growth                               1997               10.00               9.56           12,433
                                               1998                9.56              10.27           23,776
                                               1999               10.27              20.76           27,196
                                               2000               20.76              17.03           37,758
                                               2001               17.03              10.17           31,749
                                               2002               10.17               7.11           31,437

Mid Cap Opportunity                            1997               10.00              13.48           11,608
                                               1998               13.48              14.24           71,864
                                               1999               14.24              22.80          113,670
                                               2000               22.80              20.63          120,285
                                               2001               20.63              17.71          102,074
                                               2002               17.71              13.00           98,055

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
S&P 500 Index                                  1997              $10.00             $13.00           26,903
                                               1998               13.00              16.68          112,232
                                               1999               16.68              20.67          177,053
                                               2000               20.67              18.43          189,273
                                               2001               18.43              15.76          182,773
                                               2002               15.76              12.03          202,583

Capital Growth                                 2000               10.00              10.36           12,119
                                               2001               10.36               8.73           13,710
                                               2002                8.73               4.99           21,126

High Income Bond                               2000               10.00               9.42            1,149
                                               2001                9.42               9.70            2,250
                                               2002                9.70               9.94            7,301

Blue Chip                                      2000               10.00              10.33              262
                                               2001               10.33               9.76            1,076
                                               2002                9.76               7.76            5,280

Nasdaq-100 Index                               2000               10.00               6.03              131
                                               2001                6.03               4.01            4,606
                                               2002                4.01               2.48           31,591

Bristol                                        2002               10.00               7.83                0

Bryton Growth                                  2002               10.00               6.82               74

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth & Income                  2000               10.00               9.87            1,035
                                               2001                9.87               8.83            2,196
                                               2002                8.83               7.73            9,051

Goldman Sachs CORE U.S. Equity                 2000               10.00               9.74            1,307
                                               2001                9.74               8.46            1,864
                                               2002                8.46               6.52            3,664

Goldman Sachs Capital Growth                   1999               10.00              11.17                4
                                               2000               11.17              10.15            1,883
                                               2001               10.15               8.56            3,185
                                               2002                8.56               6.39           11,143

JANUS ADVISER SERIES:
Growth                                         1999               10.00              11.64               87
                                               2000               11.64               9.98           26,949
                                               2001                9.98               7.56           41,550
                                               2002                7.56               5.48           69,415

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
Worldwide                                      1999              $10.00             $13.21               39
                                               2000               13.21              11.13           46,591
                                               2001               11.13               8.66           52,002
                                               2002                8.66               6.33           61,168

Balanced                                       1999               10.00              11.01            2,432
                                               2000               11.01              10.63           36,533
                                               2001               10.63               9.98           44,094
                                               2002                9.98               9.20           73,680

J.P. MORGAN SERIES TRUST II:
JPMorgan Small Company                         2002               10.00               8.64            2,034
JPMorgan Mid Cap Value                         2002               10.00              10.90            6,324

LAZARD RETIREMENT SERIES, INC.:
Lazard Retirement Small Cap                    1999               10.00              10.53                3
                                               2000               10.53              12.58              709
                                               2001               12.58              14.73            8,224
                                               2002               14.73              11.96           22,276

Lazard Retirement Emerging Markets             2000               10.00               8.88              461
                                               2001                8.88               8.31              711
                                               2002                8.31               8.08            7,972

MFS VARIABLE INSURANCE TRUST:
New Discovery                                  2002               10.00               7.77              917
Investors Growth Stock                         2002               10.00               7.64              628
Mid Cap Growth                                 2002               10.00               6.19            1,124
Total Return                                   2001               10.00              10.25              158
                                               2002               10.25               9.58            8,704

STRONG VARIABLE INSURANCE FUNDS, INC.:
Strong Mid Cap Growth II                       1999               10.00              12.91                3
                                               2000               12.91              10.85           12,585
                                               2001               10.85               7.41           15,952
                                               2002                7.41               4.57           19,814

Strong Opportunity II                          2000               10.00              11.73            4,565
                                               2001               11.73              11.15            5,945
                                               2002               11.15               8.05           19,817

Strong Multi Cap Value II                      2000               10.00              10.94              182
                                               2001               10.94              11.24               18
                                               2002               11.24               8.52              232

FORM V-4827

                                              YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
                                              DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
                                              -----------   -----------------   -------------   ---------------
VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
U.S. Real Estate                               2000              $10.00             $12.94              233
                                               2001               12.94              14.02              838
                                               2002               14.02              13.72            1,125

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CLASS 2:
VIP Contrafund                                 2000               10.00               9.23              317
                                               2001                9.23               7.97            1,061
                                               2002                7.97               7.11           16,282

VIP Mid Cap                                    2000               10.00              11.15              911
                                               2001               11.15              10.61            4,838
                                               2002               10.61               9.42           24,125

VIP Growth                                     2000               10.00               8.46              813
                                               2001                8.46               6.85            4,076
                                               2002                6.85               4.71           27,296

FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, including the Independent Auditors' Reports for them, may be found in the Statement of Additional Information.

FORM V-4827

                          THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets of approximately $11.2 billion and equity of approximately $900 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNT D

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance

FORM V-4827
contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

WITHDRAWAL CHARGE

There is no deduction from contributions to pay sales expense. We may assess a withdrawal charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The withdrawal charge equals a percent of the contract value

FORM V-4827
withdrawn. This percent varies by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

  YEAR OF
WITHDRAWAL    PERCENTAGE
----------    ----------
     1          7%
     2          6%
     3          5%
     4          4%
     5          3%
     6          2%
     7          1%
8 and later     0%

The total of all withdrawal charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.) If the trustee of a retirement plan qualifying under
Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant's account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for administrative expenses. Examples of these expenses are expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

LIMITATIONS ON DEDUCTIONS

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased, not more often than annually, and the total of all these deductions may never exceed 2% per year.

TRANSFER FEE

We may charge a transfer fee of $5 for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. We are not currently charging this fee.

FORM V-4827

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

                                  ACCUMULATION

CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly. We may agree to modify any of these limits. If the check for your contribution is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See Crediting Accumulation Units, below). The number of units remains constant between contributions, but their dollar value varies with the investment results of each Fund to which contributions are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF CONTRIBUTIONS

You may allocate contributions among up to 10 variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAD at $10 when we allocated the first contributions for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the

FORM V-4827
immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

You may surrender (totally withdraw the value of) the contract, or you may make withdrawals from it. You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments of Guaranteed Account values as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see Federal Tax Status.

If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values at any time from one Fund to another. The amount of any such transfer within a participant's account must be at least $500 (or the entire value of the participant's interest in a subaccount, if less). We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the

FORM V-4827

Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which requests to honor, scheduled transfers (under a dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

ELECTRONIC ACCESS

If you give us a pre-authorization form, contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 8:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may only make one telephone, facsimile or electronic (collectively, "electronic") transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic requests after the annuitant's death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE ITS USE.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof of a participant's death, disability, retirement or termination of employment, we will apply that participant's account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

                               GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

FORM V-4827

We guarantee that the guaranteed value of a contract will never be less than:

- the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals and transfers from the guaranteed values, minus

- any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's account decrease the balances in the cells within that participant's account on a last-in first-out basis. Only when the most recently established cell's balance is zero will the next previously established cell's balance be reduced.

We assess a liquidation charge for withdrawals made from a participant's portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant's contract value allocated to the Guaranteed Account and the participant's minimum Guaranteed Account value. The participant's minimum Guaranteed Account value equals the participant's net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3%.

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant's Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

                                ANNUITY BENEFITS

PURCHASING AN ANNUITY

At the contract owner's written request, we will apply a participant's account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the

FORM V-4827
annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):   Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant's death).

Option (b):  Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):   Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant.

Option (d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant's account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant's account values immediately before the purchase of the annuity.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first payment under a variable annuity, we apply the participant's account value for each Fund in accordance with the contract's purchase rate tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant's first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant's account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

ANNUITY UNITS AND VARIABLE PAYMENTS

After a participant's first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant's number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

FORM V-4827

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

FORM V-4827

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30
p.m. Eastern time).

                                PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

FORM V-4827

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.

If a participant elects to receive his or her accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" is normally taxable as ordinary income in the year received. A withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." A withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; or

- incident to divorce.
If an election is made not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If the participant fails to provide his or her taxpayer identification number, any payments under the contract will automatically be subject to withholding.

FORM V-4827

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (before age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code. Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936. If such a distribution is received, the participant may be able to make a "tax-free rollover" of the distribution less his or her "investment in the contract" into another qualified plan in which he or she is a participant or into one of the types of individual retirement arrangements permitted under the Code. A participant's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

FORM V-4827

WITHHOLDING ON DISTRIBUTIONS

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

FORM V-4827

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements

FORM V-4827

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                October 1, 2003

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated October 1, 2003. To get a free copy of the VAD prospectus, write or call us at the above address.


                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Certified Public Accountants . . . . . . . . . . . 2
      Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Calculation of Money Market Yield . . . . . . . . . . . . . .  3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3
      Financial Statements











                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street,
Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAD's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAD at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps appropriate records of all of VAD's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAD has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Ohio National Variable Account D and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215.

UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ with respect to contracts issued by VAD, and the amounts retained by ONEQ, for each of the last three years have been:

                              Aggregate              Retained
       Year                  Commissions            Commissions
       ----                  -----------            -----------
       2002                   $207,378                  None
       2001                   $222,162                  None
       2000                   $200,627                  None

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2002, was -0.57%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:
                           P(1 + T)(exponent n) = ERV
      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. The returns below assume surrender of the contract and deduction of the applicable withdrawal charge at the ends of the periods shown.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2002 (assuming surrender of the contract then) are as follows:

                                                                                                                    Fund
                                                   One          Five         Ten       From Fund      Returns    Inception
                                                   Year         Years       Years      Inception      in VAD*       Date
                                                  ------        -----       -----      ---------      -------    ---------
Ohio National Fund:
Money Market                                      -6.96%        2.44%       3.08%         5.22%        5.22%    7/31/1980
Equity                                           -26.83%       -4.53%       4.59%         7.38%        7.38%    1/14/1971
Bond                                               0.21%        3.78%       5.17%         6.51%        6.51%    11/2/1982
Omni                                             -30.80%       -9.95%       0.91%         4.81%        4.81%    9/10/1984
S&P 500 Index                                    -30.66%       -2.19%        N/A          3.13%        3.13%     1/3/1997
International                                    -28.71%       -7.50%        N/A          1.69%        1.69%     5/3/1993
International Small Company                      -23.14%       -3.98%        N/A          1.37%        1.37%    3/31/1995
Capital Appreciation                             -28.21%        3.44%        N/A          8.17%        8.17%    4/30/1994
Discovery                                        -40.63%        0.21%        N/A          8.57%        8.57%    4/30/1994
Aggressive Growth                                -35.88%      -18.90%        N/A         -7.90%       -7.90%    3/31/1995
Mid Cap Opportunity                              -33.62%       -1.35%        N/A          4.47%        4.47%     1/3/1997
Capital Growth                                   -49.84%         N/A         N/A          1.84%        1.84%     5/1/1998
High Income Bond                                  -4.44%         N/A         N/A         -0.80%       -0.80%     5/1/1998
Blue Chip                                        -27.50%         N/A         N/A         -4.81%       -4.81%     5/1/1998
Small Cap Growth                                 -37.07%         N/A         N/A         -5.53%       -5.53%     5/1/1998
Nasdaq-100 Index                                 -45.17%         N/A         N/A        -40.71%      -40.71%     5/1/2000
Bristol                                             N/A          N/A         N/A        -30.66%      -30.66%     5/1/2002
Bryton Growth                                       N/A          N/A         N/A        -43.62%      -43.62%     5/1/2002

Calvert Variable Investment Fund:
Social Equity                                       N/A          N/A         N/A        -21.44%         N/A      5/1/2002

Drefus Variable Investment Fund:
Appreciation                                     -24.99%         N/A         N/A        -16.43%         N/A    12/31/2000

Fidelity Variable Insurance Products Fund:
VIP Contrafund                                   -17.81%        1.44%        N/A         10.74%      -11.65%    1/31/1995
VIP Mid Cap                                      -18.22%         N/A         N/A         12.26%       -1.40%   12/31/1998
VIP Growth                                       -38.23%       -2.67%       6.67%         8.66%      -24.22%   10/31/1986

Goldman Sachs Variable Insurance Trust:
G.S. Growth & Income                             -19.52%         N/A         N/A         -4.46%       -8.02%    1/12/1998
G.S. CORE U.S. Equity                            -29.94%         N/A         N/A         -3.74%      -12.87%    2/12/1998
G.S. Capital Growth                              -32.34%         N/A         N/A         -4.50%      -13.37%    4/30/1998

Janus Adviser Series:
Growth                                           -34.47%       -2.92%        N/A          0.31%      -18.89%     5/1/1997
Worldwide                                        -33.99%       -1.05%        N/A          1.37%      -14.52%     5/1/1997
Balanced                                         -14.81%        6.04%        N/A          8.25%       -2.62%     5/1/1997

J.P. Morgan Series Trust II:
JPMorgan Mid Cap Value                            -7.53%         N/A         N/A          8.75%        8.57%    9/28/2001
JPMorgan Small Company                           -29.70%       -5.03%        N/A          5.45%      -10.73%     1/3/1997

Lazard Retirement Series:
Lazard Retirement Small Cap                      -25.77%        1.83%        N/A          1.98%       -6.15%    11/1/1999
Lazard Ret. Emerging Markets                      -9.81%       -6.72%        N/A         -6.68%        5.78%    11/1/1999

MFS Variable Insurance Trust:
MFS Investors Growth Stock                       -35.68%         N/A         N/A        -24.49%      -18.69%     5/1/2000
MFS Mid Cap Growth                               -51.19%         N/A         N/A        -26.68%      -32.86%     5/1/2000
MFS New Discovery                                -39.71%         N/A         N/A        -18.29%      -17.78%     5/1/2000
MFS Total Return                                 -13.61%         N/A         N/A          1.50%       -0.52%     5/1/2000

PIMCO Variable Insurance Trust:
Real Return                                        9.22%         N/A         N/A         11.14%        3.59%    9/30/1999
Total Return                                       0.62%         N/A         N/A          5.62%        2.65%   12/31/1997
Global Bond                                        N/A           N/A         N/A          0.00%        4.70%    1/10/2002

Strong Variable Insurance Funds:
Strong Mid Cap Growth II                         -45.38%       -4.10%        N/A         -4.37%      -21.74%   12/31/1996
Strong Opportunity II                            -34.80%        0.90%       9.09%         9.70%       -6.72%     5/8/1992

Van Kampen Universal Institutional Funds:
U.S. Real Estate                                  -9.11%        2.42%        N/A          5.28%       10.62%     3/3/1997


*The "Returns in VAD" are the standardized total returns from the time these Funds were added to VAD through December 31, 2002. The Ohio National Fund Capital Growth, High Income Bond and Blue Chip portfolios, The Dow Target Variable, Goldman Sachs Variable, Janus Adviser Series, Lazard Retirement Series, Strong Variable Insurance and Van Kampen U.S. Real Estate Funds were added November 1, 1999. The Nasdaq-100 Index portfolio and VIP funds were added May 1, 2000. The J.P. Morgan Series Trust and MFS Variable Insurance Trust were added November 1, 2001. The Ohio National Fund Bristol and Bryton Growth portfolios were added May 1, 2002. The PIMCO Variable Insurance Trust portfolios were added November 1, 2002. Dreyfus Variable Investment, Royce Capital, and Calvert Variable Series Funds were added May 1, 2003. The Fidelity VIP Equity-Income, Janus Adviser International, PBHG Technology & Communications, Jennison, Jennison 20/20, UBS Tactical Allocation, and Van Kampen UIF Core Plus Fixed Income portfolios were added October 1, 2003.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Financial Statements

                           December 31, 2002 and 2001

                  (With Independent Auditors' Report Thereon)

[KPMG LOGO]

        191 West Nationwide Boulevard                    Telephone 614 249 2300
        Suite 500                                        Fax 614 249 2348
        Columbus, OH  43215-2568



                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
January 31, 2003

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                          Consolidated Balance Sheets

                           December 31, 2002 and 2001

                  (Dollars in thousands, except share amounts)

                                ASSETS                             2002             2001
                                                                -----------     -----------
Investments (notes 5, 9, and 10):
  Securities available-for-sale, at fair value:
    Fixed maturities                                           $ 5,462,640       3,859,531
    Equity securities                                                  901          59,513
  Fixed maturities held-to-maturity, at amortized cost             742,812         807,141
  Mortgage loans on real estate, net                             1,114,147       1,065,143
  Real estate, net                                                  39,991          36,594
  Policy loans                                                     179,258         178,641
  Other long-term investments                                       57,296          31,489
  Short-term investments                                                --           8,698
                                                                -----------     -----------
        Total investments                                        7,597,045       6,046,750
Cash                                                                99,958         178,362
Accrued investment income                                           96,674          83,441
Deferred policy acquisition costs                                  499,413         476,360
Reinsurance recoverable (note 15)                                1,099,086         573,118
Other assets                                                        44,569          55,768
Assets held in Separate Accounts                                 1,728,395       2,034,394
                                                                -----------     -----------
        Total assets                                           $11,165,140       9,448,193
                                                                ===========     ===========
                 LIABILITIES AND STOCKHOLDER'S EQUITY

Future policy benefits and claims (note 6)                     $ 7,159,320       5,794,656
Policyholders' dividend accumulations                               58,887          59,510
Other policyholder funds                                            19,518          18,328
Notes payable (net of unamortized discount of $549 in 2002
  and $592 in 2001) (note 7)                                       134,451         134,408
Federal income taxes (note 8):
  Current                                                               --          17,246
  Deferred                                                          39,323          31,215
Other liabilities                                                1,141,936         581,030
Liabilities related to Separate Accounts                         1,717,682       2,018,243
                                                                -----------     -----------
        Total liabilities                                       10,271,117       8,654,636
                                                                -----------     -----------
Stockholder's equity (notes 3 and 12):
  Class A common stock, $1 par value. Authorized,
    issued, and outstanding 10,000,000 shares                       10,000          10,000
  Additional paid-in capital                                        53,976           3,976
  Accumulated other comprehensive income                            50,838          50,461
  Retained earnings                                                779,209         729,120
                                                                -----------     -----------
        Total stockholder's equity                                 894,023         793,557
Commitments and contingencies (notes 8, 10, 14 and 15)
                                                                -----------     -----------
        Total liabilities and stockholder's equity             $11,165,140       9,448,193
                                                                ===========     ===========

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                       Consolidated Statements of Income

                  Years ended December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                                  2002        2001         2000
                                                              ----------    --------    ----------
Revenues:
   Traditional life insurance premiums                      $   127,675     130,100       136,191
   Annuity premiums and charges                                  42,256      30,560        46,100
   Universal life policy charges                                 69,777      65,006        60,508
   Accident and health insurance premiums                        20,210      26,036        26,001
   Net investment income (note 5)                               461,442     413,016       402,834
   Net realized losses on investments (note 5)                  (64,164)    (32,061)       (4,788)
   Other income                                                  21,959      26,628        20,878
                                                              ----------    --------    ----------
                                                                679,155     659,285       687,724
                                                              ----------    --------    ----------
Benefits and expenses:
   Benefits and claims                                          444,734     412,109       427,533
   Provision for policyholders' dividends on
   participating policies                                        30,498      29,674        26,646
   Amortization of deferred policy acquisition costs
   excluding impact of realized gains (losses)                   67,483      44,750        26,242
   Amortization of deferred policy acquisition costs
   due to realized gains (losses)                               (11,915)     (1,770)            -
   Other operating costs and expenses (notes 12 and 13)          76,018      74,691        87,621
                                                              ----------    --------    ----------
                                                                606,818     559,454       568,042
                                                              ----------    --------    ----------
   Income before Federal income taxes                            72,337      99,831       119,682
                                                              ----------    --------    ----------
Federal income taxes (note 8):
   Current expense                                               16,072      35,585        37,159
   Deferred expense (benefit)                                     6,176      (1,284)        4,253
                                                              ----------    --------    ----------
                                                                 22,248      34,301        41,412
                                                              ----------    --------    ----------
   Net income                                               $    50,089      65,530        78,270
                                                              ==========    ========    ==========


See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.

           Consolidated Statements of Changes in Stockholder's Equity

                  Years ended December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                                              ACCUMULATED
                                                                ADDITIONAL      OTHER                       TOTAL
                                                     COMMON      PAID-IN    COMPREHENSIVE  RETAINED     STOCKHOLDER'S
                                                      STOCK      CAPITAL        INCOME     EARNINGS        EQUITY
                                                  -----------   ----------  -------------  ---------    -------------
2000:
  Balance, beginning of year                      $   10,000            -         6,245     640,320        656,565
  Dividends to parent                                      -            -             -    (55,000)       (55,000)
  Parent assumption of long term
    liability (note 11)                                    -        3,976             -           -          3,976
  Comprehensive income:
    Net income                                             -            -             -      78,270         78,270
    Other comprehensive income (note 4)                    -            -        21,418           -         21,418
        Total comprehensive income                                                                          99,688
                                                  -----------   ----------  -------------  ---------    -------------
  Balance, end of year                            $   10,000        3,976        27,663     663,590        705,229
                                                  ===========   ==========  =============  =========    =============
2001:
  Balance, beginning of year                      $   10,000        3,976        27,663     663,590        705,229
  Comprehensive income:
    Net income                                             -            -             -      65,530         65,530
    Other comprehensive income (note 4)                    -            -        22,798           -         22,798
        Total comprehensive income                                                                          88,328
  Balance, end of year                            $   10,000        3,976        50,461     729,120        793,557
2002:
                                                  -----------   ----------  -------------  ---------    -------------
  Balance, beginning of year                      $   10,000        3,976        50,461     729,120        793,557
                                                  ===========   ==========  =============  =========    =============
  Capital contribution from parent
    (note 12)                                              -       50,000             -           -         50,000
  Comprehensive income:
    Net income                                             -            -             -      50,089         50,089
    Other comprehensive income (note 4)                    -            -           377           -            377
        Total comprehensive income                                                                          50,466
                                                  -----------   ----------  -------------  ---------    -------------
  Balance, end of year                            $   10,000       53,976        50,838     779,209        894,023
                                                  ===========   ==========  =============  =========    =============

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                                        2002             2001             2000
                                                                    ------------     ------------    -------------
Cash flows from operating activities:
  Net income                                                       $    50,089           65,530           78,270
  Adjustments to reconcile net income to net cash
    provided by operating activities:
        Capitalization of deferred policy acquisition costs           (132,655)        (112,655)        (100,036)
        Amortization of deferred policy acquisition costs               55,566           42,980           26,242
        Amortization and depreciation                                   (2,983)          (3,486)            (162)
        Realized losses on invested assets, net                         64,164           32,061            4,788
        Deferred federal income tax expense (benefit)                    6,176           (1,284)           4,253
        Increase in accrued investment income                          (13,233)         (17,085)             (33)
        Decrease (increase) in other assets                              8,840         (113,625)          (9,982)
        Net increase (decrease) in Separate Accounts                     5,438           17,596          (10,991)
        Increase in policyholder account balances                       41,466           38,226           72,721
        Increase (decrease) in policyholders' dividend                      --
          accumulations and other funds                                    567              (73)            (946)
        (Decrease) increase in current federal income tax
          payable                                                      (21,231)          (6,975)          11,387
        Increase (decrease) in other liabilities                        51,917          104,053          (26,435)
        Other, net                                                      (1,783)            (984)          (6,018)
                                                                   ------------     ------------     ------------
          Net cash provided by operating activities                    112,338           44,279           43,058
                                                                   ------------     ------------     ------------
Cash flows from investing activities:
  Proceeds from maturity of fixed maturities
    available-for-sale                                                  38,644           36,000           65,919
  Proceeds from sale of fixed maturities
    available-for-sale                                               1,707,319          584,729          310,311
  Proceeds from sale of equity securities                               49,831               49            4,345
  Proceeds from maturity of fixed maturities
    held-to-maturity                                                   140,359           73,514          160,298
  Proceeds from the sale of held-to-maturity securities                 12,130               --               --
  Proceeds from repayment of mortgage loans on real estate             140,320          230,411          163,471
  Proceeds from sale of real estate                                        346            1,244            3,388
  Cost of fixed maturities available-for-sale acquired              (3,303,869)      (1,618,325)        (484,818)
  Cost of equity securities acquired                                        --           (4,234)         (13,317)
  Cost of fixed maturities held-to-maturity acquired                   (89,938)        (127,300)         (88,872)
  Cost of mortgage loans on real estate acquired                      (193,164)        (120,072)         (70,517)
  Cost of real estate acquired                                          (1,105)         (28,904)            (136)
  Change in policy loans, net                                             (617)          (7,483)          (9,080)
  Change in other assets, net                                          (27,482)          (1,865)          31,203
                                                                   ------------     ------------     ------------
          Net cash provided by (used in) investing activities       (1,527,226)        (982,236)          72,195
                                                                   ------------     ------------     ------------
Cash flows from financing activities:
  Increase in universal life and investment product
    account balances                                                 2,497,919        2,157,191        1,494,447
  Decrease in universal life and investment product
    account balances                                                (1,220,133)      (1,222,360)      (1,563,266)
  Proceeds from note issuance, net                                          --           50,000               --
  Additional paid-in capital from parent                                50,000               --               --
  Dividends to shareholder                                                  --               --          (55,000)
                                                                   ------------     ------------     ------------
          Net cash provided by (used in) financing activities        1,327,786          984,831         (123,819)
                                                                   ------------     ------------     ------------
          Net increase (decrease) in cash and cash equivalents         (87,102)          46,874           (8,566)
Cash and cash equivalents, beginning of year                           187,060          140,186          148,752
                                                                   ------------     ------------     ------------
Cash and cash equivalents, end of year                             $    99,958          187,060          140,186
                                                                   ============     ============     ============
Supplemental disclosure:
  Federal income taxes paid                                        $    39,500           44,076           25,772
  Interest paid on notes payable                                         7,356            7,356            7,356
                                                                   ============     ============     ============

See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(1)   ORGANIZATION, CONSOLIDATION POLICY, AND BUSINESS DESCRIPTION

      The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

      On February 12, 1998, ONLIC's board of directors approved a plan of reorganization (Reorganization) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by ONLIC's policyholders and by the Ohio Department of Insurance (Department) and became effective on August 1, 1998 (Effective Date). As part of the Reorganization (see note (2)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

      ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health, and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

      The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

           LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

           CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.


                                       6                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for nonconformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

CONCENTRATION RISK is the risk that arises from the Company's reliance upon certain key business relationships. Over the last two years, the Company has experienced significant growth in sales of our fixed annuity products. As a result of these increased sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company's largest distributor of fixed annuities contributed approximately 65% of total fixed annuity deposits in 2002 and approximately 83% of total fixed annuity deposits in 2001. The top three distributors of fixed annuities contributed approximately 86% of 2002 deposits and approximately 91% of 2001 deposits. A change in the status of the Company's relationship with the largest producer would, at a minimum, require time and effort on the Company's behalf to replace the stream of new assets. Some of the new production exposure risk is mitigated by the use of reinsurance. Each reinsurance contract covers up to two years of new annuity issuances. As such, with each new reinsurance contract the Company has the ability to retain a larger share of a reduced production number, thereby preventing the Company's total new business retention from dropping directly proportional to a decline in direct sales.

Based on policyholder account balances, the Company's largest distributor accounted for approximately 62% of total fixed annuity reserves in 2002 and approximately 59% of total fixed annuity reserves in 2001. It is possible that a change in the Company's relationship with this distributor could result in the loss of existing business and a large outflow of the Company's general account assets along with the subsequent loss of the investment spread earned on those assets.

In order to minimize statutory capital strain related to the large increase in fixed annuity sales, the Company entered into coinsurance contracts with two reinsurers in 2002 and 2001. Effective January 31, 2003, the Company has recaptured the amount of business ceded to one of these reinsurers, leaving the Company with one reinsurer for new business reinsurance (see note 17). In addition, the Company's reinsurance agreement covering new business with this remaining reinsurer is only effective up to March 31, 2003. If the Company is unable to extend this agreement or find additional reinsurers, we could be required to limit future annuity sales, invest additional capital in the Company's insurance subsidiaries or both.


                                       7                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

        EQUITY MARKET RISK is the risk related to the Company's individual variable annuity contracts which offer guaranteed minimum death benefit
        (GMDB) features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn.

        As of December 31, 2002, direct GMDB reserves were $13.7 million, ceded GMDB reserves were $9.6 million and net GMDB reserves were $4.1 million. As of December 31, 2001, direct GMDB reserves were $5.6 million, ceded GMDB reserves were $4.4 million and net GMDB reserves were $1.2 million.

        The total amount at risk under GMDB guarantees is determined by comparing each contract's account value at the end of the year to the GMDB amount. The total amount at risk under GMDB features as of December 31, 2002 was $381.4 million, of which $224.8 million was reinsured, with a net amount at risk of $156.6 million.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America
    (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).



    (a) VALUATION OF INVESTMENTS, RELATED GAINS AND LOSSES AND INVESTMENT INCOME

        Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

        Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Cash receipts on nonaccrual status mortgage loans on real estate are included in interest income in the period received.


                                       8                             (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

      Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

      Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block (see note 2(k)) portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other-than-temporary declines of the fair value of invested assets are included in net realized gains and losses on investments.

      Management regularly reviews its fixed maturity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, the length of time the security's fair value has been below amortized cost or cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in the securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

      Dividends are recorded on the ex-dividend date and interest is accrued as earned.

(b)   REVENUES AND BENEFITS

      Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net interest margins, cost of insurance charges, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.



                                       9                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

      Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(c)   DEFERRED POLICY ACQUISITION COSTS (DAC)

      The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For traditional nonparticipating life insurance products, DAC is predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For traditional participating life insurance products, DAC is being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For investment and universal life products, DAC is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance charges, policy administration charges, and surrender charges. DAC for participating life and investment and universal life business is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

      The Company's long-term assumption for net separate account performance is
      8.25 percent. Prior to 2002, actual net separate account performance had no immediate effect on assumptions of future projected performance. Beginning in 2002, the Company began to assume that the level of separate account assets resulting from market performance would revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This refinement to the estimation of long-term returns is commonly referred to as a reversion to the mean. The Company's policy regarding the reversion to the mean process does not permit projected returns to be below 2.67 percent or in excess of 16.60 percent during the three- year reversion period.

      Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.




                                       10                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



(d)   SEPARATE ACCOUNTS

      Separate Account assets and liabilities represent contractholders' funds, which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

(e)   FUTURE POLICY BENEFITS

      Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued (see note 6).

      Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants' contributions plus interest credited less applicable contract charges (see note 6).

(f)   PARTICIPATING BUSINESS

      Participating business represents approximately 9%, 18%, and 34% of the Company's ordinary life insurance in force in 2002, 2001, and 2000, respectively. The provision for policyholders' dividends is based on current dividend scales. Effective April 6, 2001, the Company entered into a Succession Rights Agreement with The Canada Life Assurance Company relating to the Company's group life and health insurance. As a result, the percentage of participating business declined in 2002 and 2001.

(g)   REINSURANCE CEDED

      Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)   FEDERAL INCOME TAXES

      The Company is included as part of the consolidated federal income tax return of its ultimate parent, ONMH. The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.


                                       11                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

    (i) CASH EQUIVALENTS

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

    (j) USE OF ESTIMATES

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the amortization of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, those used in determining valuation allowances for deferred tax assets, mortgage loans on real estate, and real estate, and those used in determining other-than-temporary declines in fair value of invested assets. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    (k) CLOSED BLOCK

        The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on Closed Block policies from its general funds.

        The financial information of the Closed Block is consolidated with all other operating activities and while prepared in conformity with the American Institute of Certified Public Accountant's Statement of Position No. 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.


                                       12                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



        Summarized financial information of the Closed Block as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002 follows:

                                                                        2002           2001
                                                                     -----------    -----------
Closed Block assets:
  Fixed maturity securities available-for-sale, at fair value
    (amortized cost of $317,995 and $295,858, as of
    December 31, 2002 and 2001, respectively)                       $    324,761        301,584
  Fixed maturity securities held-to-maturity, at amortized cost           75,333         74,868
  Mortgage loans on real estate, net                                      81,343         80,263
  Policy loans                                                           121,692        121,060
  Short-term investments                                                     699         12,958
  Accrued investment income                                                6,681          6,782
  Deferred policy acquisition costs                                       83,217         85,921
  Reinsurance recoverable                                                  1,842          2,304
  Other assets                                                             2,347          2,507
                                                                     -----------    -----------
                                                                    $    697,915        688,247
                                                                     ===========    ===========

Closed Block liabilities:
  Future policy benefits and claims                                 $    739,637        730,110
  Policyholders' dividend accumulations                                   17,976         18,020
  Other policyowner funds                                                  4,085          4,063
  Deferred tax liability                                                   2,368          2,004
                                                                     -----------    -----------
                                                                    $    764,066        754,197
                                                                     ===========    ===========


                                       13                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                      2002          2001            2000
                                                   -----------   ------------    -----------
Closed Block revenues and expenses:
  Traditional life insurance premiums             $    62,473         67,513         71,331
  Net investment income                                45,120         50,037         44,142
  Net realized (losses) gains on investments           (2,024)        (1,871)           866
  Benefits and claims                                 (68,270)       (67,108)       (76,671)
  Provision for policyholders' dividends on
    participating policies                            (25,647)       (27,172)       (25,421)
  Amortization of deferred policy acquisition
    costs                                              (2,282)        (5,409)        (2,820)
  Other operating costs and expenses                   (1,378)        (5,447)        (5,013)
                                                   -----------   ------------    -----------
      Income before Federal income taxes          $     7,992         10,543          6,414
                                                   ===========   ============    ===========

    (l) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

        In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where the equity investors do not have all of the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Companies adopting FIN 46 must first identify VIEs with which they are involved and then determine whether they require consolidation. A company is deemed the "primary beneficiary" of a VIE if it holds a majority of the VIEs variable interest, and is therefore required to consolidate the VIE. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. The Company is evaluating the potential impact of adopting FIN 46 on the results of operations and financial position.

        In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirement for Guarantees - an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of the transition (components of FIN 45) by the Company on December 15, 2002 had no material impact on the financial position or results of operations of the Company. The adoption of the remaining components of FIN 45 on January 1, 2003 will not have a material impact on the financial position or results of operations of the Company.

                                       14                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



        In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 will not have any impact on the financial position or results of operations of the Company.

        In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statement No. 4, 44, and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

        In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supercedes SFAS 121, Accounting for Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

        In June 2001, the FASB issued SFAS No. 141, Business Combinations and SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No. 141 mandates the purchase method of accounting be used for all business combinations initiated after June 30, 2001, and establishes specific criteria for the recognition of intangible assets separately from goodwill. SFAS No. 142 addresses the accounting for goodwill and intangible assets subsequent to an acquisition. The Company was required to adopt SFAS No. 142 on January 1, 2002. The adoption of SFAS No. 141 and No. 142 did not have a material impact on the Company's results of operations or financial position.

        The Company adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended as of January 1, 2001. The impact of adoption was not material to the consolidated financial position of the Company. In December of 2002, the Company became aware of an SEC position that certain co-insurance with funds withheld reinsurance contracts contained embedded derivatives. As such, the embedded derivative within these contracts would need to be bifurcated and accounted for following the provisions of SFAS No. 133. In January of 2003, the FASB agreed to further review this issue and provide guidance on proper implementation and transition of the application of SFAS No.
        133. The Company has co-insurance funds withheld reinsurance contracts that, under the current SEC guidelines, would be deemed to have embedded derivatives. Absent

                                       15                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)


        additional guidance, there is no reasonable and consistent practice in the insurance industry for valuing this embedded derivative. The Company is currently working on a proposed method of valuation but is unable at this time to determine the final impact of this valuation. Any change in the Company's financial position due to this new guideline and subsequent valuation would be a non-cash item.

    (m) RECLASSIFICATIONS

        Certain amounts in the 2001 and 2000 consolidated financial statements have been reclassified to conform to the 2002 presentation.

(3) BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

    The statutory basis net income (loss) of ONLIC and ONLAC, after intercompany eliminations was $(22,804), $(39), and $36,679 for the years ended December 31, 2002, 2001, and 2000, respectively. The statutory basis capital and surplus of ONLIC and ONLAC, after intercompany eliminations, was $519,149 and $464,035 as of December 31, 2002 and 2001, respectively.

    The NAIC completed a project to codify statutory accounting principles (Codification), and issued a new NAIC Accounting practices and Procedures Manual, which was effective January 1, 2001 for ONLIC and ONLAC. The significant change for ONLIC and ONLAC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification. The total impact of adopting codification to statutory basis capital and surplus were increases of $20,413 and $6,959 for ONLIC and ONLAC, respectively.

                                       16                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(4) OTHER COMPREHENSIVE INCOME

    Other Comprehensive Income includes net income as well as certain items that are reported directly within the separate components of stockholder's equity that bypass net income. The related before and after federal tax amounts for the years ended December 31, 2002, 2001, and 2000 were as follows:

                                                                   2002           2001           2000
                                                                -----------   ------------    -----------
Adjustment to future policy benefits and claims                $   (2,470)            --             --
Related Federal tax benefit                                           864             --             --
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
    Net of adjustment to deferred policy acquisition costs          7,207         23,561         25,388
    Related Federal tax expense                                    (1,287)        (5,753)        (5,672)
                                                                -----------   ------------    -----------
        Net                                                         4,314         17,808         19,716
                                                                -----------   ------------    -----------
Less:
  Reclassification adjustment for net (losses) gains on
    securities available-for-sale realized during the
    period:
      Gross                                                         6,057         (7,677)        (2,618)
      Related Federal tax (expense) benefit                        (2,120)         2,687            916
                                                                -----------   ------------    -----------
        Net                                                         3,937         (4,990)        (1,702)
                                                                -----------   ------------    -----------
        Total other comprehensive income                       $      377         22,798         21,418
                                                                ===========   ============    ===========


                                       17                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



(5) INVESTMENTS

    An analysis of investment income and realized gains (losses) by investment type follows for the years ended December 31:

                                                                           REALIZED GAINS (LOSSES) ON
                                              INVESTMENT INCOME                    INVESTMENTS
                                       -------------------------------   -------------------------------
                                         2002       2001       2000        2002       2001       2000
                                       ---------  ---------  ---------   ---------  ---------  ---------
Gross investment income:
  Securities available-for-sale:
    Fixed maturities                  $ 308,493    247,547    219,632     (75,513)   (11,428)    (1,820)
    Equity securities                       750      1,699      5,634      14,857    (13,604)       475
Fixed maturities held-to-maturity        68,263     63,557     67,136      (6,658)    (4,557)       (31)
Mortgage loans on real estate            88,968     91,918    101,037       3,514     (1,772)    (7,015)
Real estate                               6,276      2,065      1,351         (91)      (300)       245
Policy loans                             13,033     12,128     11,068          --         --         --
Other                                      (332)     3,553      4,611          --         --       (327)
Short-term                                1,385      3,903      6,312          --         --         --
                                       ---------  ---------  ---------   ---------  ---------  ---------
  Total gross investment
    income                              486,836    426,370    416,781     (63,891)   (31,848)    (8,473)

Investment expenses                     (25,394)   (13,354)   (13,947)         --         --         --
Gains attributable to Closed
  Block                                      --         --         --          --         --       (866)
Change in valuation allowances
  for mortgage loans on real
  estate                                     --         --         --        (273)      (213)     4,551
                                       ---------  ---------  ---------   ---------  ---------  ---------
                                                                             (273)      (213)     3,685
                                                                         ---------  ---------  ---------
    Net investment income             $ 461,442    413,016    402,834
                                       =========  =========  =========
    Net realized losses on
      investments                                                       $ (64,164)   (32,061)    (4,788)
                                                                         =========  =========  =========

    Realized losses on investments, as shown in the table above, include write-downs for other-than-temporary impairments (OTI) of $44,254, $12,393 and $0 for the years ended December 31, 2002, 2001 and 2000, respectively. As of December 31, 2002, bonds with a carrying value of $21,502, which have a cumulative write-down of $22,735 due to OTI, remained in the company's investment portfolio.


                                       18                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)


    The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                               DECEMBER 31, 2002
                                              --------------------------------------------------------
                                                               GROSS         GROSS
                                               AMORTIZED     UNREALIZED    UNREALIZED   ESTIMATED FAIR
                                                  COST         GAINS         LOSSES         VALUE
                                              ------------  ------------  ------------  --------------
Securities available-for-sale:
  Fixed maturities:
    U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                $  100,748        12,157            --       112,905
    Obligations of states and political
      subdivisions                                 31,585         3,047            --        34,632
    Debt securities issued by foreign
      governments                                  11,071         2,059            --        13,130
    Corporate securities                        3,308,282       241,795      (124,614)    3,425,463
    Mortgage-backed securities                  1,819,710       108,365       (51,565)    1,876,510
                                              ------------  ------------  ------------  --------------
        Total fixed maturities               $  5,271,396       367,423      (176,179)    5,462,640
                                              ============  ============  ============  ==============
Equity securities                            $        579           330            (8)          901
                                              ============  ============  ============  ==============
Fixed maturity securities held-to-maturity:
  Obligations of states and political
    subdivisions                             $      8,101           601            --         8,702
    Corporate securities                          711,879        86,622        (5,410)      793,091
    Mortgage-backed securities                     22,832         4,166          (148)       26,850
                                              ------------  ------------  ------------  --------------
                                             $    742,812        91,389        (5,558)      828,643
                                              ============  ============  ============  ==============


                                       19                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

                                                               DECEMBER 31, 2001
                                              --------------------------------------------------------
                                                               GROSS         GROSS
                                               AMORTIZED     UNREALIZED    UNREALIZED   ESTIMATED FAIR
                                                  COST         GAINS         LOSSES         VALUE
                                              ------------  ------------  ------------  --------------

Securities available-for-sale:
  Fixed maturities:
    U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies              $    95,680         9,353            --        105,033
    Obligations of states and political
      subdivisions                                84,640         7,118           (28)        91,730
    Debt securities issued by foreign
      governments                                  8,078         1,355            --          9,433
    Corporate securities                       2,588,978       100,004       (84,304)     2,604,678
    Mortgage-backed securities                 1,005,825        50,995        (8,163)     1,048,657
                                              ------------  ------------  ------------  --------------
        Total fixed maturities               $ 3,783,201       168,825       (92,495)     3,859,531
                                              ============  ============  ============  ==============
Equity securities                            $    32,420        31,149        (4,056)        59,513
                                              ============  ============  ============  ==============
Fixed maturity securities held-to-maturity:
  Obligations of states and political
      ubdivisions                                $13,228           682        (4,415)         9,495
  Corporate securities                           767,848        58,174        (5,173)       820,849
  Mortgage-backed securities                      26,065         1,699           (85)        27,679
                                              ------------  ------------  ------------  --------------
                                             $   807,141        60,555        (9,673)       858,023
                                              ============  ============  ============  ==============

    The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                               2002            2001
                                                           -------------   -------------
Gross unrealized gain                                     $     191,566         103,423
Less:
  Unrealized gains related to Closed Block                        6,766           5,726
  Unrealized gain due to reinsurers (note 15)                    33,819              --
  Adjustments to future policy benefits and claims                2,470              --
  Adjustment to deferred policy acquisition costs                79,277          25,241
  Deferred Federal income tax                                    21,269          24,315
                                                           -------------   -------------
                                                          $      47,965          48,141
                                                           =============   =============


                                       20                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)



    An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                      2002            2001            2000
                                                  -----------      -----------     -----------
Securities available-for-sale:
  Fixed maturities                                $ 114,914            46,285          70,744
  Equity securities                                 (26,771)            5,034         (13,946)
  Fixed maturity securities held-to-maturity         34,949            17,247          29,350

    The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are allocated based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2002.

                                                            FIXED MATURITY SECURITIES
                                              ------------------------------------------------------
                                                  AVAILABLE-FOR-SALE           HELD-TO-MATURITY
                                              --------------------------  --------------------------
                                               AMORTIZED     ESTIMATED     AMORTIZED     ESTIMATED
                                                 COST        FAIR VALUE      COST        FAIR VALUE
                                              ------------  ------------  ------------  ------------
Due in one year or less                      $    113,457       116,744       18,773        19,198
Due after one year through five years             451,057       478,621      226,479       240,811
Due after five years through ten years          1,260,245     1,312,660      331,638       373,576
Due after ten years                             3,446,637     3,554,615      165,922       195,058
                                              ------------  ------------  ------------  ------------
                                             $  5,271,396     5,462,640      742,812       828,643
                                              ============  ============  ============  ============

    Proceeds from the sale of securities available-for-sale (excluding calls) during 2002, 2001, and 2000 were $1,602,249, $595,198, and $284,001, respectively. Gross gains of $37,359 ($4,008 in 2001 and $758 in 2000) and gross losses of $121,404 ($15,617 in 2001 and $8,038 in 2000) were realized on those sales.

    Investments with an amortized cost of $12,708 as of December 31, 2002 and 2001, respectively, were on deposit with various regulatory agencies as required by law.

    Real estate is presented at cost less accumulated depreciation of $941 in 2002 ($2,736 in 2001), and valuation allowances of $0 in 2002 and 2001.

    The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan on real estate in 2002 and two foreclosures in 2001.

                                       21                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(6) FUTURE POLICY BENEFITS AND CLAIMS

    The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 83% and 79% of the total liability for future policy benefits as of December 31, 2002 and 2001, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.1%, 6.3% and 6.1% for the years ended December 31, 2002, 2001, and 2000, respectively.

    The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

                        YEAR OF ISSUE                INTEREST RATE
               --------------------------------      -------------
               2002, 2001 and 2000                          4.0%
               1999 and prior                        2.25 - 6.0%

    Withdrawals:
    Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

    Mortality:
    Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(7) NOTES PAYABLE

    On September 28, 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. On July 11, 1994, ONLIC issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, ONLIC issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the notes on May 21, 1996, $15,000 of the notes issued on July 11, 1994 were retired.

    Total interest expense, including amounts paid to ONFS, was $11,106, $8,372 and $7,434 for the years ended December 31, 2002, 2001 and 2000, respectively. Total interest expense is included in investment expenses as a component of net investment income.

    The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

                                       22                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2002, 2001 and 2000

                             (Dollars in thousands)

(8) FEDERAL INCOME TAX

    Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 2002 and 2001, respectively.

    Total Federal income tax expense for the years ended December 31, 2002, 2001, and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                             2002                   2001                   2000
                                     --------------------   --------------------   --------------------
                                      AMOUNT        %        AMOUNT        %        AMOUNT        %
                                     ---------  ---------   ---------  ---------   ---------  ---------
Computed (expected) tax expense     $  25,318       35.0   $  34,941       35.0   $  41,889       35.0
Dividends received deduction and
  tax exempt interest                  (1,461)      (2.0)       (700)      (0.7)     (2,165)      (1.8)
Other, net                             (1,609)      (2.2)         60        0.1       1,688        1.4
                                     ---------  ---------   ---------  ---------   ---------  ---------
Total expense and effective rate    $  22,248       30.8   $  34,301       34.4   $  41,412       34.6
                                     =========  =========   =========  =========   =========  =========

                                       23                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)


The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 relate to the following:

                                                            2002           2001
                                                            ----           ----
Deferred tax assets:
  Pension and benefit obligations                        $  18,593       20,184
  Future policy benefits                                   502,643      310,100
  Mortgage loans on real estate                              2,399        2,304
  Capital loss carryforward                                 10,402           --
  Other                                                     27,273       24,528
                                                         ---------    ---------
    Total gross deferred tax assets                        561,310      357,116

Deferred tax liabilities:
  Fixed maturity securities available-for-sale              55,841       26,720
  Deferred policy acquisition costs                        121,136      115,385
  Other fixed maturities, equity securities, and other
    long-term investments                                      112        8,433
Fixed assets                                                 2,856           --
Reinsurance recoverable                                    402,255      225,146
Other                                                       18,433       12,647
                                                         ---------    ---------
    Total gross deferred tax liabilities                   600,633      388,331
                                                         ---------    ---------
    Net deferred tax liability                           $ (39,323)     (31,215)
                                                         =========    =========


The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 2002 and 2001. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining at December 31, 2002.


                                       24                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

(9)     DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

        SFAS No. 107, Disclosures About Fair Value of Financial Instruments (SFAS No. 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS No. 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

        CASH, SHORT-TERM INVESTMENTS, AND POLICY LOANS - The carrying amount reported in the consolidated balance sheets for these instruments approximate their fair value.

        INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities generally represent quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and duration of investments.

        SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

        MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

        DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

        NOTES PAYABLE - The fair value for the notes payable was determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality, and maturity of similar debt instruments.

        POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER FUNDS - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.


                                       25                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)


The carrying amount and estimated fair value of financial instruments subject to SFAS No. 107 disclosure requirements were as follows as of December 31:

                                                        2002                         2001
                                              -------------------------   ----------------------------
                                              CARRYING      ESTIMATED     CARRYING          ESTIMATED
                                               AMOUNT       FAIR VALUE      AMOUNT          FAIR VALUE
                                               ------       ----------      ------          ----------
Assets:
  Investments:
    Securities available-for-sale:
      Fixed maturities                        $5,462,640       5,462,640       3,859,531       3,859,531
      Equity securities                              901             901          59,513          59,513
    Fixed maturities held-to-maturity            742,812         828,643         807,141         858,023
    Mortgage loans on real estate              1,114,147       1,216,471       1,065,143       1,113,632
    Policy loans                                 179,258         179,258         178,641         178,641
    Short-term investments                            --              --           8,698           8,698
Cash                                              99,958          99,958         178,362         178,362
Assets held in Separate Accounts               1,728,395       1,728,395       2,034,394       2,034,394

Liabilities:
  Guaranteed investment contracts                659,088         683,653         840,129         864,865
  Individual deferred annuity contracts        3,618,203       2,670,282       2,207,569       2,198,405
  Other annuity contracts                        781,994         835,043         973,719         988,633
  Policyholders' dividend accumulations
    and other policyholder funds                  78,405          78,405          77,838          77,838
Notes payable                                    134,451         156,225         134,408         141,439
Liabilities related to Separate Accounts       1,717,682       1,717,682       2,018,243       2,018,243


(10)    ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

        (a) FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

            The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $74,672 and $44,263 as of December 31, 2002 and 2001, respectively. These commitments involve to varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

                                       26                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



        (b) SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

            Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 2002. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 2002 and 2001:

                                                  2002                2001
                                                  ----                ----
Mortgage assets by type:

 Retail                                       $   360,587           333,798
 Office                                           298,276           268,289
 Apartment                                        192,548           236,809
 Industrial                                       137,053           131,227
 Other                                            131,402           100,389
                                              -----------       -----------
                                                1,119,866         1,070,512

Less valuation allowances                          (5,719)           (5,369)
                                              -----------       -----------
    Total mortgage loans on real estate, net  $ 1,114,147         1,065,143
                                              ===========       ===========



(11) PENSIONS AND OTHER POSTRETIREMENT BENEFITS

     The Company sponsors a fully funded pension plan covering all home office employees hired prior to January 1, 1998. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering certain home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service.

     The Company currently offers eligible retirees the opportunity to participate in a health and group life plan. The Company has two post-retirement benefit plans (other benefits), one is offered to home office employees, the other is offered to career agents.

     HOME OFFICE POST-RETIREMENT BENEFITS PLAN

     The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 45% of premium for coverage.


                                       27                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



     AGENTS POST-RETIREMENT BENEFITS PLAN

     Only career agents with contracts effective prior to January 1, 1996 may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of premium for coverage.

     Information regarding the funded status of the pension plans as a whole and other benefits as a whole as of December 31, 2002 and 2001 is as follows:

                                                  PENSION BENEFITS               OTHER BENEFITS
                                               -----------------------      -------------------------
                                                  2002          2001           2002           2001
                                                  ----          ----           ----           ----
Change in benefit obligation:
  Benefit obligation at beginning of year      $ 46,777         40,407         10,266          6,557
  Service cost                                    1,830          1,771            286            361
  Interest cost                                   3,553          3,402            669            762
  Amendments                                       (117)            --             --             --
  Actuarial loss (gain)                             154          3,036         (1,600)          2934
  Benefits paid                                  (5,923)        (1,839)          (287)          (348)
                                               --------       --------       --------       --------
  Benefit obligation at end of year            $ 46,274         46,777          9,334         10,266
                                               ========       ========       ========       ========
Change in plan assets:
  Fair value of assets at beginning of
    year                                         25,517         28,793             --             --
  Actual return on plan assets                   (4,029)        (3,595)            --             --
  Employer contribution                           8,800          1,129             --             --
  Benefits paid                                  (4,299)          (810)            --             --
                                               --------       --------       --------       --------
  Fair value of assets at end of year          $ 25,989         25,517             --             --
                                               ========       ========       ========       ========
Calculation of funded status:
  Funded status                                $(20,285)       (21,260)        (9,334)       (10,266)
  Unrecognized actuarial loss (gain)             18,047         11,642           (311)         1,240
  Unrecognized prior service cost                (1,609)          (881)        (4,731)        (5,236)
                                               --------       --------       --------       --------
      Net amount recognized                    $ (3,847)       (10,499)       (14,376)       (14,262)
                                               ========       ========       ========       ========



                                       28                            (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose accumulated benefit obligation exceeds plan assets:

                                                                                 PENSION BENEFITS
                                                              -------------------------------------------------------
                                                                   2002              2001                     2000
                                                              ------------         ---------               ----------
Projected benefit obligation                                  $     15,335            17,288                  14,397
Accumulated benefit obligation                                      12,514            13,081                  11,154
Assets                                                                  --                --                      --
Minimum liability                                                   12,514            13,081                  11,154
Accrued pension cost                                               (12,286)          (11,631)                (10,023)
Unrecognized transition obligation                                   1,174             1,410                   1,645

Effective December 31, 2000, the Company transferred the obligations of two of its unfunded retirement plans to ONFS. These plans are nonqualified, defined benefit plans. In addition to the liabilities transferred, those employees covered by these plans became employees of ONFS effective December 31, 2000. The expenses related to these plans prior to the transfer are reflected in the Company's 2000 consolidated statement of income.

Weighted average assumptions used in calculating the funded status and net periodic benefit cost of the pension plans and other benefits were as follows:

                                                          PENSION BENEFITS                                 OTHER BENEFITS
                                                  --------------------------------              ---------------------------------
                                                    2002                   2001                    2002                    2001
                                                  --------               ---------              ---------               ---------
Discount rate                                       6.20%                  6.45%                  7.00%                   7.25%
Expected return on plan assets                      9.50%                 10.50%                     --                      --
Rate of compensation increase                       5.25%                  5.10%                     --                      --


For measurement purposes, the Company assumes an increase in the per capita cost of covered health care benefits of 9% decreasing by 1% annually to an ultimate rate of 5%.

                                       29                           (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



Components of net periodic benefit cost for the pension plans and other benefits for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                                                    PENSION BENEFITS
                                            -------------------------------------------------------------------
                                                     2002                        2001                  2000
                                            ------------------              ------------           -----------
Service cost                                $           1,830                      1,771                 2,061
Interest cost                                           3,553                      3,402                 3,524
Expected return on plan assets                         (2,329)                    (2,918)               (3,553)
Amortization of prior service cost                       (241)                      (123)                  (67)
Recognized actuarial loss (gain)                          959                        374                (1,119)
                                            -----------------               ------------           -----------
  Net periodic benefit cost                 $           3,772                      2,506                   846
                                            =================               ============           ===========

                                                                     OTHER BENEFITS
                                            -------------------------------------------------------------------
                                                   2002                      2001                     2000
                                            -----------------         -----------------          --------------
Service cost                                              286                        361                   267
Interest cost                                             669                        762                   464
Expected return on plan assets                             --                         --                    --
Amortization of prior service cost                       (505)                      (505)                 (505)
Recognized actuarial loss (gain)                           --                        136                  (122)
                                                  -----------              -------------           -----------
  Net periodic benefit cost                               450                        754                  104
                                                  ===========              =============           ===========


The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A 1% point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 2002 and 2001 by $454 and $395, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 2002, 2001, and 2000 by $97, $16, and $17, respectively.

The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the profit sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the plan for 2002, 2001, and 2000 were $1,860, $1,814 and $1,653, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $447, $279, and $241 in 2002, 2001, and 2000, respectively.

The Company's qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS's employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.



                         30                                         (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

          The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 2002, 2001, and 2000 were $5,159, $9,171, and $6,800, respectively.

     (12) Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

          ONLIC and ONLAC exceed the minimum risk-based capital (RBC) requirements as established by the NAIC as of December 31, 2002. Also, the impact of adoption of Codification by ONLIC and ONLAC as of January 1, 2001 (see note 3) did not have a material impact on their respective RBC levels.

          The Company had designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,647 as of December 31, 2001. At December 31, 2002, this designation was no longer required as Actuarial Guideline No. 34 eliminated this requirement.

          The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of the company, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $50,900 may be paid by ONLIC to ONFS in 2003 without prior approval. No dividends were paid by ONLIC to ONFS in 2002 or 2001. Dividends of approximately $55,000 were paid by ONLIC to ONFS in November 2000.

          The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC's statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of the company, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $11,300 may be paid by ONLAC to ONLIC in 2003 without prior approval. ONLAC paid $12,000 to ONLIC in December of 2002. No additional dividend payments may be made in 2003 until December without prior approval. ONLAC paid dividends to ONLIC of $24,000 in 2001 and paid no dividends in 2000.

          During 2002, ONFS made a $50,000 capital contribution to ONLIC in order to strengthen ONLIC's statutory capital position

     (13) Bank Line of Credit

          As of December 31, 2002, the Company had a $100,000 revolving credit facility, of which, $50,000 was automatic and $50,000 was discretionary. The Company utilized this facility on various occasions in 2002 for amounts up to $50,000. Total interest and fees paid on this line of credit were $25 in 2002. There was no borrowing outstanding on this facility as of December 31, 2002. As of December 31, 2001, the Company had a $10,000 unsecured line of credit, which was not utilized during that year.


                                       31                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

     (14) Contingencies

          ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

     (15) Reinsurance

          The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 20%, 16%, and 15% of gross earned life and accident and health premiums during 2002, 2001, and 2000, respectively.

          In 2002 and 2001, the Company entered into coinsurance agreements to facilitate additional sales of fixed annuity products. The effect of these agreements is that the Company retains approximately 1/3 of the financial benefits and risks of certain fixed annuities issued. As these are deposit type products, there is no impact on reported premiums.

          The ceded reserves attributable to these agreements were $954,209 in 2002 and $434,584 in 2001. Because these agreements are designed as coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items. As of December 31, 2002, the Company recognized a liability of $33,819 related to unrealized gains on funds withheld that would be payable to reinsurers if realized, and a corresponding reduction to unrealized gains, which are reflected in Other Comprehensive Income. This liability was $0 at December 31, 2001. Effective January 31, 2003, the Company recaptured one of the reinsurers' shares of this business and terminated that agreement (see note 17).

     (16) Segment Information

          The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset, and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

                                       32                           (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)



          The Company entered into a Succession Rights Agreement with The Canada Life Assurance Company effective April 6, 2001 relating to the Company's group life and health insurance. The amount shown in "Other income" for the other insurance segment in 2001 is the earned portion of the proceeds generated by this agreement. The final $1,165 of additional proceeds were recognized in earnings in 2002 as all final obligations of the agreement were met.

                                                                   YEAR ENDED OR AS OF DECEMBER 31, 2002
                                            ---------------------------------------------------------------------------------
                                            INDIVIDUAL       PENSION
                                              LIFE             AND                OTHER
                                            INSURANCE       ANNUITIES           INSURANCE      CORPORATE            TOTAL
                                            ---------       ---------           ---------      ---------            -----
Revenues:
  Traditional life insurance premiums      $   126,794               --              881                --           127,675
  Annuity premiums and charges                      --           42,256               --                --            42,256
  Universal life policy charges                 69,777               --               --                --            69,777
  Accident and health insurance
    premiums                                        --               --           20,210                --            20,210
  Net investment income                        143,773          311,153           10,216            (3,700)          461,442
  Net realized losses on investments                --               --               --           (64,164)          (64,164)
  Other income                                     674           19,700            1,342               243            21,959
                                           -----------      -----------      -----------       -----------       -----------

                                               341,018          373,109           32,649           (67,621)          679,155
                                           -----------      -----------      -----------       -----------       -----------

  Benefits and expenses:
    Benefits and claims                        188,222          235,322           20,783               407           444,734
    Provision for policyholders'
      dividends on participating
        policies                                30,073                9              416                --            30,498
  Operating expenses                            61,342           74,328            6,737           (10,821)          131,586
                                           -----------      -----------      -----------       -----------       -----------

                                               279,637          309,659           27,936           (10,414)          606,818
                                           -----------      -----------      -----------       -----------       -----------

Income (loss) before Federal income
  taxes                                    $    61,381           63,450            4,713           (57,207)           72,337
                                           ===========      ===========      ===========       ===========       ===========

Total assets as of December 31, 2002       $ 2,640,390        8,030,411          232,669           261,670        11,165,140
                                           -----------      -----------      -----------       -----------       -----------



                                       33                            (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

                                                                    YEAR ENDED OR AS OF DECEMBER 31, 2001
                                           ------------------------------------------------------------------------------------
                                             INDIVIDUAL             PENSION
                                                 LIFE                 AND               OTHER
                                              INSURANCE             ANNUITIES          INSURANCE      CORPORATE        TOTAL
                                           -----------------      ------------      -------------   -----------     -----------
Revenues:
  Traditional life insurance premiums          $     109,065                --             21,035           --         130,100
  Annuity premiums and charges                            --            30,560                 --           --          30,560
  Universal life policy charges                       65,006                --                 --           --          65,006
  Accident and health insurance
  premiums                                                --                --             26,036           --          26,036
  Net investment income                              134,543           265,194              9,820        3,459         413,016
  Net realized losses on investments                      --                --                 --     (32,061)        (32,061)
  Other income                                           551            18,711              7,280           86          26,628
                                               -------------        ----------       ------------   ----------      ----------
                                                     309,165           314,465             64,171     (26,746)         659,285
                                               -------------        ----------       ------------   ----------      ----------

Benefits and expenses:
  Benefits and claims                                172,870           211,046             28,193           --         412,109
  Provision for policyholders' dividends
  on participating policies                           29,651                13                 10           --          29,674
  Operating expenses                                  62,600            38,156             13,184        3,731         119,441
                                               -------------        ----------       ------------   ----------      ----------
                                                     265,121           249,215             41,387        3,731         559,454
                                               -------------        ----------       ------------   ----------      ----------
Income (loss) before Federal income
  taxes                                        $      44,044            65,250             22,784     (32,247)          99,831
                                               =============        ==========       ============   ==========      ==========
Total assets as of December 31, 2001           $   2,565,823         6,204,589            233,647      444,136       9,448,193
                                               =============        ==========       ============   ==========      ==========

                                   34                               (Continued)

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)
                   Notes to Consolidated Financial Statements
                        December 31, 2002, 2001 and 2000
                             (Dollars in thousands)

                                                                  YEAR ENDED OR AS OF DECEMBER 31, 2000
                                          ---------------------------------------------------------------------------------
                                            INDIVIDUAL           PENSION
                                              LIFE                 AND                OTHER
                                            INSURANCE            ANNUITIES          INSURANCE      CORPORATE      TOTAL
                                          ---------------     -------------      -------------   ------------  ------------
Revenues:
   Traditional life insurance premiums    $       105,171                --             31,020             --      136,191
   Annuity premiums and charges                        --            46,100                 --             --       46,100
   Universal life policy charges                   60,508                --                 --             --       60,508
   Accident and health insurance
   premiums                                            --                --             26,001             --       26,001
   Net investment income                          124,385           258,834              8,918         10,697      402,834
   Net realized losses on investments                  --                --                 --        (4,788)      (4,788)
   Other income                                       131            21,810                 --        (1,063)       20,878
                                          ---------------     -------------      -------------   ------------  -----------
                                                  290,195           326,744             65,939          4,846      687,724
                                          ---------------     -------------      -------------   ------------  -----------

Benefits and expenses:
   Benefits and claims                            164,690           215,896             46,947             --      427,533
   Provision for policyholders' dividends
   on participating policies                       26,623                18                  5             --       26,646
   Operating expenses                              44,939            45,946             14,476          8,492      113,863
                                          ---------------     -------------      -------------   ------------  -----------
                                                  236,252           261,870             61,428          8,492      568,042
                                          ---------------     -------------      -------------   ------------  -----------
Income (loss) before Federal income
   taxes                                  $        53,943            64,847              4,511        (3,646)      119,682
                                          ===============     =============      =============   ============  ===========
Total assets as of December 31, 2000      $     2,225,182         5,086,540            177,419        319,688    7,808,829
                                          ===============     =============      =============   ============  ===========


(17)    SUBSEQUENT EVENT

        Effective January 31, 2003, the Company has recaptured the portion of its fixed annuity business that had been ceded to Annuity and Life Reassurance, LTD under a funds withheld modified co-insurance contract. As part of the termination agreement dated February 14, 2003, the Company paid a recapture fee of $5,000. In conjunction with the recapture, the Company will increase future policy benefits by approximately $375,700, which is offset by the release of the corresponding funds withheld liability.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
OHIO NATIONAL FUND, INC.:
Equity Subaccount
98,174 Shares (Cost $2,570,058).............................    $1,688,591             $1,688,591
Money Market Subaccount
146,358 Shares (Cost $1,463,584)............................     1,463,584              1,463,584
Bond Subaccount
52,034 Shares (Cost $529,228)...............................       533,348                533,348
Omni Subaccount
98,571 Shares (Cost $1,758,067).............................       981,763                981,763
International Subaccount
146,180 Shares (Cost $1,837,688)............................       964,790                964,790
Capital Appreciation Subaccount
102,925 Shares (Cost $1,352,475)............................     1,141,443              1,141,443
Discovery Subaccount
124,836 Shares (Cost $2,786,990)............................     1,518,010              1,518,010
International Small Company Subaccount
25,568 Shares (Cost $326,879)...............................       204,292                204,292
Aggressive Growth Subaccount
75,038 Shares (Cost $566,614)...............................       312,156                312,156
Small Cap Growth Subaccount
44,253 Shares (Cost $387,360)...............................       223,476                223,476
Growth & Income Subaccount
133,722 Shares (Cost $1,907,065)............................     1,274,371              1,274,371
S&P 500 Index Subaccount
267,484 Shares (Cost $3,505,475)............................     2,436,783              2,436,783
Social Awareness Subaccount
16,496 Shares (Cost $139,998)...............................        85,286                 85,286
Blue Chip Subaccount
5,056 Shares (Cost $44,996).................................        40,957                 40,957
Equity Income Subaccount
2,207 Shares (Cost $18,081).................................        16,024                 16,024
High Income Bond Subaccount
10,553 Shares (Cost $77,011)................................        72,604                 72,604
Capital Growth Subaccount
10,284 Shares (Cost $188,397)...............................       105,408                105,408
Nasdaq-100 Index Subaccount
30,476 Shares (Cost $90,188)................................        78,324                 78,324
Bryton Growth Subaccount
73 Shares (Cost $499).......................................           506                    506

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
DOW TARGET 10 PORTFOLIOS:
January Subaccount
52 Shares (Cost $494).......................................    $      423             $      423
February Subaccount
340 Shares (Cost $3,531)....................................         2,871                  2,871
March Subaccount
78 Shares (Cost $759).......................................           624                    624
April Subaccount
121 Shares (Cost $1,226)....................................         1,052                  1,052
May Subaccount
75 Shares (Cost $729).......................................           602                    602
June Subaccount
86 Shares (Cost $765).......................................           668                    668
July Subaccount
162 Shares (Cost $1,286)....................................         1,238                  1,238
August Subaccount
119 Shares (Cost $996)......................................           905                    905
September Subaccount
100 Shares (Cost $782)......................................           753                    753
October Subaccount
125 Shares (Cost $1,052)....................................         1,090                  1,090
November Subaccount
126 Shares (Cost $1,032)....................................           972                    972
December Subaccount
72 Shares (Cost $646).......................................           583                    583

DOW TARGET 5 PORTFOLIOS:
January Subaccount
348 Shares (Cost $3,001)....................................         2,960                  2,960
February Subaccount
33 Shares (Cost $348).......................................           301                    301
March Subaccount
23 Shares (Cost $246).......................................           193                    193
April Subaccount
42 Shares (Cost $406).......................................           317                    317
May Subaccount
32 Shares (Cost $305).......................................           221                    221
June Subaccount
35 Shares (Cost $355).......................................           271                    271
July Subaccount
41 Shares (Cost $407).......................................           345                    345

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
DOW TARGET 5 PORTFOLIOS: (CONTINUED)
August Subaccount
31 Shares (Cost $360).......................................    $      342             $      342
September Subaccount
40 Shares (Cost $294).......................................           288                    288
October Subaccount
44 Shares (Cost $354).......................................           368                    368
November Subaccount
36 Shares (Cost $277).......................................           254                    254
December Subaccount
19 Shares (Cost $181).......................................           156                    156

JANUS ADVISER SERIES:
Growth Subaccount
25,022 Shares (Cost $551,227)...............................       380,584                380,584
Worldwide Subaccount
17,904 Shares (Cost $639,596)...............................       386,909                386,909
Balanced Subaccount
32,278 Shares (Cost $763,139)...............................       677,838                677,838

STRONG VARIABLE ANNUITY FUNDS, INC.:
Opportunity II Subaccount
11,499 Shares (Cost $198,588)...............................       159,485                159,485
Multi Cap Value II Subaccount
271 Shares (Cost $2,511)....................................         1,973                  1,973
Mid Cap Growth II Subaccount
8,844 Shares (Cost $170,059)................................        90,472                 90,472

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
8,590 Shares (Cost $72,049).................................        69,922                 69,922
Core US Equity Subaccount
2,814 Shares (Cost $28,867).................................        23,888                 23,888
Capital Growth Subaccount
9,168 Shares (Cost $84,199).................................        71,232                 71,232

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
US Real Estate Subaccount
1,363 Shares (Cost $16,080).................................        15,446                 15,446

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2002

                                                                  ASSETS         CONTRACT OWNERS' EQUITY
                                                              --------------     -----------------------
                                                                                      CONTRACTS IN
                                                              INVESTMENTS AT       ACCUMULATION PERIOD
                                                                FAIR VALUE              (NOTE 2)
                                                              --------------     -----------------------
LAZARD RETIREMENT SERIES, INC.:
Emerging Market Subaccount
9,174 Shares (Cost $66,627).................................    $   64,403             $   64,403
Small Cap Subaccount
24,855 Shares (Cost $303,806)...............................       266,449                266,449

FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CL 2:
VIP Mid-Cap Subaccount
13,072 Shares (Cost $241,424)...............................       227,316                227,316
VIP Contrafund Subaccount
6,448 Shares (Cost $120,232)................................       115,735                115,735
VIP Growth Subaccount
5,542 Shares (Cost $137,071)................................       128,641                128,641

MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
New Discovery Subaccount
686 Shares (Cost $7,143)....................................         7,124                  7,124
Investors Growth Stock Subaccount
686 Shares (Cost $4,948)....................................         4,797                  4,797
Mid Cap Growth Subaccount
1,554 Shares (Cost $6,945)..................................         6,962                  6,962
Total Return Subaccount
4,889 Shares (Cost $85,390).................................        83,351                 83,351

JP MORGAN SERIES TRUST II:
Small Company Subaccount
1,700 Shares (Cost $18,402).................................        17,573                 17,573
Mid Cap Value Subaccount
4,122 Shares (Cost $66,681).................................        68,921                 68,921

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                        OHIO NATIONAL FUND, INC.
                                                   -------------------------------------------------------------------

                                                     EQUITY     MONEY MARKET      BOND         OMNI      INTERNATIONAL
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                   ----------   ------------   ----------   ----------   -------------
                                                      2002          2002          2002         2002          2002
                                                   ----------   ------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends...........................  $   6,864      $ 16,734      $26,657     $  21,180      $   2,988
  Risk & administrative expense (note 3).........    (24,318)      (16,596)      (5,878)      (14,595)       (14,948)
                                                   ---------      --------      -------     ---------      ---------
       Net investment activity...................    (17,454)          138       20,779         6,585        (11,960)
                                                   ---------      --------      -------     ---------      ---------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0            0             0              0
     Realized gain (loss)........................   (225,366)           42          250      (122,382)      (165,000)
     Unrealized gain (loss)......................   (158,276)            0       11,107      (187,796)       (96,029)
                                                   ---------      --------      -------     ---------      ---------
       Net gain (loss) on investments............   (383,642)           42       11,357      (310,178)      (261,029)
                                                   ---------      --------      -------     ---------      ---------
          Net increase (decrease) in contract
            owners' equity from operations.......  $(401,096)     $    180      $32,136     $(303,593)     $(272,989)
                                                   =========      ========      =======     =========      =========

                                                           OHIO NATIONAL FUND, INC.
                                                   -----------------------------------------
                                                     CAPITAL                   INTERNATIONAL
                                                   APPRECIATION   DISCOVERY      SMALL CO.
                                                    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                   ------------   ----------   -------------
                                                       2002          2002          2002
                                                   ------------   ----------   -------------
Investment activity:
  Reinvested dividends...........................   $   2,550     $       0       $      0
  Risk & administrative expense (note 3).........     (16,844)      (27,303)        (2,918)
                                                    ---------     ---------       --------
       Net investment activity...................     (14,294)      (27,303)        (2,918)
                                                    ---------     ---------       --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................      11,269             0              0
     Realized gain (loss)........................     (42,909)     (407,547)       (44,286)
     Unrealized gain (loss)......................    (262,450)     (430,985)         4,982
                                                    ---------     ---------       --------
       Net gain (loss) on investments............    (294,090)     (838,532)       (39,304)
                                                    ---------     ---------       --------
          Net increase (decrease) in contract
            owners' equity from operations.......   $(308,384)    $(865,835)      $(42,222)
                                                    =========     =========       ========

                                                                        OHIO NATIONAL FUND, INC.
                                                   -------------------------------------------------------------------
                                                   AGGRESSIVE    SMALL CAP      GROWTH &       S&P          SOCIAL
                                                     GROWTH        GROWTH        INCOME     500 INDEX      AWARENESS
                                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                   ----------   ------------   ----------   ----------   -------------
                                                      2002          2002          2002         2002          2002
                                                   ----------   ------------   ----------   ----------   -------------
Investment activity:
  Reinvested dividends...........................  $       0     $       0     $       0    $  30,200      $      0
  Risk & administrative expense (note 3).........     (4,611)       (3,714)      (19,946)     (35,666)       (1,334)
                                                   ---------     ---------     ---------    ---------      --------
       Net investment activity...................     (4,611)       (3,714)      (19,946)      (5,466)       (1,334)
                                                   ---------     ---------     ---------    ---------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0             0            0             0
     Realized loss...............................    (71,375)     (115,964)     (166,034)    (199,064)      (16,933)
     Unrealized gain (loss)......................    (42,407)       14,361      (287,538)    (516,724)      (16,719)
                                                   ---------     ---------     ---------    ---------      --------
       Net loss on investments...................   (113,782)     (101,603)     (453,572)    (715,788)      (33,652)
                                                   ---------     ---------     ---------    ---------      --------
          Net increase (decrease) in contract
            owners' equity from operations.......  $(118,393)    $(105,317)    $(473,518)   $(721,254)     $(34,986)
                                                   =========     =========     =========    =========      ========

                                                          OHIO NATIONAL FUND, INC.
                                                   ---------------------------------------
                                                                    EQUITY     HIGH INCOME
                                                    BLUE CHIP       INCOME        BOND
                                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                   ------------   ----------   -----------
                                                       2002          2002         2002
                                                   ------------   ----------   -----------
Investment activity:
  Reinvested dividends...........................    $   270       $   149       $ 4,676
  Risk & administrative expense (note 3).........       (331)         (121)         (552)
                                                     -------       -------       -------
       Net investment activity...................        (61)           28         4,124
                                                     -------       -------       -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0             0             0
     Realized loss...............................       (638)         (409)         (244)
     Unrealized gain (loss)......................     (3,869)       (1,478)       (1,939)
                                                     -------       -------       -------
       Net loss on investments...................     (4,507)       (1,887)       (2,183)
                                                     -------       -------       -------
          Net increase (decrease) in contract
            owners' equity from operations.......    $(4,568)      $(1,859)      $ 1,941
                                                     =======       =======       =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                  OHIO NATIONAL FUND, INC.                            DOW TARGET 10 PORTFOLIOS
                            ------------------------------------   --------------------------------------------------------------
                             CAPITAL     NASDAQ-100     BRYTON
                              GROWTH       INDEX        GROWTH      JANUARY      FEBRUARY      MARCH        APRIL         MAY
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2002         2002       2002 (B)       2002         2002         2002         2002         2002
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....   $      0     $      0       $ 0          $ 14        $ 126        $  28        $  39        $  18
  Risk & administrative
     expense (note 3).....     (1,518)        (453)       (1)           (6)         (41)          (8)         (14)          (7)
                             --------     --------       ---          ----        -----        -----        -----        -----
       Net investment
          activity........     (1,518)        (453)       (1)            8           85           20           25           11
                             --------     --------       ---          ----        -----        -----        -----        -----
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............          0            0         0             0            0           11            0            0
     Realized gain
       (loss).............    (36,731)      (6,895)        0            (3)          (9)          (3)          (3)          (4)
     Unrealized gain
       (loss).............    (27,515)     (10,187)        7           (65)        (452)        (152)        (140)        (101)
                             --------     --------       ---          ----        -----        -----        -----        -----
       Net gain (loss) on
          investments.....    (64,246)     (17,082)        7           (68)        (461)        (144)        (143)        (105)
                             --------     --------       ---          ----        -----        -----        -----        -----
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....   $(65,764)    $(17,535)      $ 6          $(60)       $(376)       $(124)       $(118)       $ (94)
                             ========     ========       ===          ====        =====        =====        =====        =====

                                                            DOW TARGET 10 PORTFOLIOS
                            ----------------------------------------------------------------------------------------
                               JUNE         JULY        AUGUST     SEPTEMBER     OCTOBER      NOVEMBER     DECEMBER
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2002         2002         2002         2002         2002         2002         2002
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....     $ 19         $ 25         $ 21         $ 18         $ 20         $ 17         $ 11
  Risk & administrative
     expense (note 3).....       (8)         (11)          (9)          (8)         (11)          (8)          (4)
                               ----         ----         ----         ----         ----         ----         ----
       Net investment
          activity........       11           14           12           10            9            9            7
                               ----         -----        -----        -----        -----        -----        -----
  Realized & unrealized
     loss on investments:
     Reinvested capital
       gains..............        0            0            0            0            0            0            0
     Realized loss........       (5)          (5)          (5)           0            0            0           (1)
     Unrealized loss......      (85)         (34)         (65)         (35)         (17)         (80)         (64)
                               ----         ----         ----         ----         ----         ----         ----
       Net loss on
          investments.....      (90)         (39)         (70)         (35)         (17)         (80)         (65)
                               ----         ----         ----         ----         ----         ----         ----
          Net decrease in
            contract
            owners' equity
            from
            operations....     $(79)        $(25)        $(58)        $(25)        $ (8)        $(71)        $(58)
                               ====         ====         ====         ====         ====         ====         ====

---------------

(b) Period from May 1, 2002, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                   DOW TARGET 5 PORTFOLIOS
                            -----------------------------------------------------------------------------------------------------
                             JANUARY      FEBRUARY      MARCH        APRIL         MAY          JUNE         JULY        AUGUST
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                               2002         2002         2002         2002         2002         2002         2002         2002
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....    $  97         $  9         $  7         $  9         $  7         $  8         $  7         $ 6
  Risk & administrative
     expense (note 3).....      (42)          (3)          (3)          (4)          (3)          (3)          (4)         (4)
                              -----         ----         ----         ----         ----         ----         ----         ---
       Net investment
          activity........       55            6            4            5            4            5            3           2
                              -----         ----         ----         ----         ----         ----         ----         ---
  Realized & unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............        0            1            1            0            0            0            0           0
     Realized gain
       (loss).............        1           (2)          (1)          (9)          (2)          (2)          (2)         (1)
     Unrealized loss......     (528)         (41)         (38)         (37)         (46)         (41)         (26)         (7)
                              -----         ----         ----         ----         ----         ----         ----         ---
       Net loss on
          investments.....     (527)         (42)         (38)         (46)         (48)         (43)         (28)         (8)
                              -----         ----         ----         ----         ----         ----         ----         ---
          Net decrease in
            contract
            owners' equity
            from
            operations....    $(472)        $(36)        $(34)        $(41)        $(44)        $(38)        $(25)        $(6)
                              =====         ====         ====         ====         ====         ====         ====         ===

                                         DOW TARGET 5 PORTFOLIOS                        JANUS ADVISER SERIES
                            -------------------------------------------------   ------------------------------------
                            SEPTEMBER     OCTOBER      NOVEMBER     DECEMBER      GROWTH     WORLDWIDE     BALANCED
                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------
                               2002         2002         2002         2002         2002         2002         2002
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends....     $  6         $  7         $  5         $  3      $       0    $   1,548     $ 11,615
  Risk & administrative
     expense (note 3).....       (3)          (4)          (3)          (1)        (4,792)      (5,792)      (7,945)
                               ----         ----         ----         ----      ---------    ---------     --------
       Net investment
          activity........        3            3            2            2         (4,792)      (4,244)       3,670
                               ----         ----         ----         ----      ---------    ---------     --------
  Realized & unrealized
     loss on investments:
     Reinvested capital
       gains..............        0            0            0            0              0            0            0
     Realized loss........        0           (1)          (1)          (1)       (44,199)    (106,440)     (23,705)
     Unrealized loss......      (19)          (6)         (30)         (21)       (61,441)     (27,152)     (28,112)
                               ----         ----         ----         ----      ---------    ---------     --------
       Net loss on
          investments.....      (19)          (7)         (31)         (22)      (105,640)    (133,592)     (51,817)
                               ----         ----         ----         ----      ---------    ---------     --------
          Net decrease in
            contract
            owners' equity
            from
            operations....     $(16)        $ (4)        $(29)        $(20)     $(110,432)   $(137,836)    $(48,147)
                               ====         ====         ====         ----      =========    =========     ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                  STRONG VARIABLE ANNUITY FUNDS INC.      GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                               ----------------------------------------   ---------------------------------------
                                                                MULTI CAP     MID CAP       GROWTH        CORE US       CAPITAL
                                               OPPORTUNITY II    VALUE II    GROWTH II      INCOME        EQUITY        GROWTH
                                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                    2002           2002         2002         2002          2002          2002
                                               --------------   ----------   ----------   ----------    ----------    ----------
Investment activity:
  Reinvested dividends......................      $    737        $  11       $      0      $ 1,115       $   153       $   151
  Risk & administrative expense (note 3)....        (1,114)         (23)        (1,476)        (467)         (229)         (542)
                                                  --------        -----       --------      -------       -------       -------
       Net investment activity..............          (377)         (12)        (1,476)         648           (76)         (391)
                                                  --------        -----       --------      -------       -------       -------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...............         3,339          125              0            0             0             0
     Realized loss..........................        (1,952)          (7)       (52,942)        (548)         (830)       (1,319)
     Unrealized gain (loss).................       (23,649)        (543)         1,954       (1,175)       (2,647)       (8,099)
                                                  --------        -----       --------      -------       -------       -------
       Net loss investments.................       (22,262)        (425)       (50,988)      (1,723)       (3,477)       (9,418)
                                                  --------        -----       --------      -------       -------       -------
          Net decrease in contact owners'
            equity from operations..........      $(22,639)       $(437)      $(52,464)     $(1,075)      $(3,553)      $(9,809)
                                                  ========        =====       ========      =======       =======       =======

                                                    VAN KAMPEN        LAZARD RETIREMENT      FIDELITY VARIABLE INSURANCE PRODUCTS
                                                    UNIVERSAL           SERIES, INC.                  FUND SERVICE CL 2
                                                   INST. FUNDS     -----------------------   ------------------------------------
                                                  --------------    EMERGING                    VIP          VIP          VIP
                                                  US REAL ESTATE     MARKET     SMALL CAP     MID-CAP     CONTRAFUND     GROWTH
                                                    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                  --------------   ----------   ----------   ----------   ----------   ----------
                                                       2002           2002         2002         2002         2002         2002
                                                  --------------   ----------   ----------   ----------   ----------   ----------
Investment activity:
  Reinvested dividends..........................     $   488        $   377      $      0     $    454     $    66      $     45
  Risk & administrative expense (note 3)........        (137)          (379)       (2,551)      (1,807)       (628)         (948)
                                                     -------        -------      --------     --------     -------      --------
       Net investment activity..................         351             (2)       (2,551)      (1,353)       (562)         (903)
                                                     -------        -------      --------     --------     -------      --------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................         286              0           941            0           0             0
     Realized gain (loss).......................       1,238             17           295       (1,987)       (799)      (12,164)
     Unrealized loss............................      (1,107)        (1,478)      (43,596)     (15,910)     (3,886)       (5,897)
                                                     -------        -------      --------     --------     -------      --------
       Net gain (loss) investments..............         417         (1,461)      (42,360)     (17,897)     (4,685)      (18,061)
                                                     -------        -------      --------     --------     -------      --------
          Net increase (decrease) in contact
           owners' equity from operations.......     $   768        $(1,463)     $(44,911)    $(19,250)    $(5,247)     $(18,964)
                                                     =======        =======      ========     ========     =======      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS                FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                     MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS      JP MORGAN SERIES TRUST II
                                                  ---------------------------------------------------   -------------------------
                                                     NEW        INVESTORS      MID CAP       TOTAL         SMALL        MID CAP
                                                  DISCOVERY    GROWTH STOCK     GROWTH       RETURN       COMPANY        VALUE
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                  ----------   ------------   ----------   ----------   -----------   -----------
                                                     2002          2002          2002         2002         2002          2002
                                                  ----------   ------------   ----------   ----------   -----------   -----------
Investment activity:
  Reinvested dividends..........................     $  0         $   0          $  0       $   157        $   1        $    3
  Risk & administrative expense (note 3)........      (25)          (19)          (25)         (377)         (40)         (348)
                                                     ----         -----          ----       -------        -----        ------
       Net investment activity..................      (25)          (19)          (25)         (220)         (39)         (345)
                                                     ----         -----          ----       -------        -----        ------
  Realized & unrealized gain (loss) on
     investments:
     Reinvested capital gains...................        0             0             0           129            0            35
     Realized gain (loss).......................        2           (88)          (21)          (16)          (4)           (9)
     Unrealized gain (loss).....................      (19)         (151)           18        (2,058)        (829)        2,241
                                                     ----         -----          ----       -------        -----        ------
       Net gain (loss) investments..............      (17)         (239)           (3)       (1,945)        (833)        2,267
                                                     ----         -----          ----       -------        -----        ------
          Net increase (decrease) in contact
           owners' equity from operations.......     $(42)        $(258)         $(28)      $(2,165)       $(872)       $1,922
                                                     ====         =====          ====       =======        =====        ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                      OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------------------------
                                                         EQUITY                     MONEY MARKET              BOND
                                                       SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
                                               --------------------------    --------------------------    -----------
                                                  2002           2001           2002           2001           2002
                                               -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (17,454)    $  (23,203)    $       138    $    28,471     $ 20,779
  Reinvested capital gains...................           0              0               0              0            0
  Realized gain (loss).......................    (225,366)      (133,543)             42          2,648          250
  Unrealized gain (loss).....................    (158,276)       (63,774)              0              0       11,107
                                               ----------     ----------     -----------    -----------     --------
     Net increase (decrease) in
       contract owners' equity
       from operations.......................    (401,096)      (220,520)            180         31,119       32,136
                                               ----------     ----------     -----------    -----------     --------
Equity transactions:
  Contract purchase payments.................     669,073        428,809       1,513,219      2,587,559      151,993
  Transfers from fixed & other
     subaccounts.............................      48,635        101,879         374,593        551,089      205,322
  Withdrawals, surrenders, death
     benefit payments, & contract charges
     (note 4)................................    (527,111)      (400,361)     (1,000,212)    (2,488,700)     (90,127)
  Transfers to fixed & other
     subaccounts.............................     (63,884)      (110,908)       (348,992)      (473,429)     (88,994)
                                               ----------     ----------     -----------    -----------     --------
     Net equity transactions.................     126,713         19,419         538,608        176,519      178,194
                                               ----------     ----------     -----------    -----------     --------
       Net change in contract owners'
          equity.............................    (274,383)      (201,101)        538,788        207,638      210,330
Contract owners' equity:
  Beginning of period........................   1,962,974      2,164,075         924,796        717,158      323,018
                                               ----------     ----------     -----------    -----------     --------
  End of period..............................  $1,688,591     $1,962,974     $ 1,463,584    $   924,796     $533,348
                                               ==========     ==========     ===========    ===========     ========
Change in units:
  Beginning units............................     115,133        114,667          71,555         56,828       22,694
                                               ----------     ----------     -----------    -----------     --------
  Units purchased............................      47,156         26,510         166,725        264,421       24,340
  Units redeemed.............................     (38,760)       (26,044)       (125,079)      (249,694)     (12,083)
                                               ----------     ----------     -----------    -----------     --------
  Ending units...............................     123,529        115,133         113,201         71,555       34,951
                                               ==========     ==========     ===========    ===========     ========

                                                       OHIO NATIONAL FUND, INC.
                                               -----------------------------------------
                                                  BOND                   OMNI
                                               SUBACCOUNT             SUBACCOUNT
                                               -----------    --------------------------
                                                  2001           2002           2001
                                               -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................   $  27,680     $    6,585     $    8,068
  Reinvested capital gains...................           0              0              0
  Realized gain (loss).......................      (5,866)      (122,382)      (180,723)
  Unrealized gain (loss).....................      18,970       (187,796)       (70,289)
                                                ---------     ----------     ----------
     Net increase (decrease) in
       contract owners' equity
       from operations.......................      40,784       (303,593)      (242,944)
                                                ---------     ----------     ----------
Equity transactions:
  Contract purchase payments.................      71,301        243,289        317,014
  Transfers from fixed & other
     subaccounts.............................      64,627            496         27,576
  Withdrawals, surrenders, death
     benefit payments, & contract charges
     (note 4)................................    (403,882)      (189,907)      (382,236)
  Transfers to fixed & other
     subaccounts.............................     (43,841)       (70,932)      (128,242)
                                                ---------     ----------     ----------
     Net equity transactions.................    (311,795)       (17,054)      (165,888)
                                                ---------     ----------     ----------
       Net change in contract owners'
          equity.............................    (271,011)      (320,647)      (408,832)
Contract owners' equity:
  Beginning of period........................     594,029      1,302,410      1,711,242
                                                ---------     ----------     ----------
  End of period..............................   $ 323,018     $  981,763     $1,302,410
                                                =========     ==========     ==========
Change in units:
  Beginning units............................      44,642        102,201        115,175
                                                ---------     ----------     ----------
  Units purchased............................       9,503         22,122         23,850
  Units redeemed.............................     (31,451)       (23,215)       (36,824)
                                                ---------     ----------     ----------
  Ending units...............................      22,694        101,108        102,201
                                                =========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                      OHIO NATIONAL FUND, INC.
                                               -----------------------------------------------------------------------

                                                     INTERNATIONAL              CAPITAL APPRECIATION        DISCOVERY
                                                       SUBACCOUNT                    SUBACCOUNT            SUBACCOUNT
                                               --------------------------    --------------------------    -----------
                                                  2002           2001           2002           2001           2002
                                               -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (11,960)    $  (19,172)    $  (14,294)    $  (12,764)    $   (27,303)
  Reinvested capital gains...................           0              0         11,269        136,298               0
  Realized gain (loss).......................    (165,000)       (81,611)       (42,909)        28,727        (407,547)
  Unrealized gain (loss).....................     (96,029)      (429,929)      (262,450)       (41,721)       (430,985)
                                               ----------     ----------     ----------     ----------     -----------
     Net increase (decrease) in contract
       owners' equity from operations........    (272,989)      (530,712)      (308,384)       110,540        (865,835)
                                               ----------     ----------     ----------     ----------     -----------
Equity transactions:
  Contract purchase payments.................     234,174        234,483        430,877        225,935         548,416
  Transfers from fixed & other
     subaccounts.............................      18,988         41,728        105,571        212,283          37,668
  Withdrawals, surrenders, death benefit
     payments contract charges...............    (182,304)      (137,802)      (300,979)      (445,164)       (570,494)
  Transfers to fixed & other subaccounts.....     (71,255)       (72,868)      (149,971)       (60,524)       (225,310)
                                               ----------     ----------     ----------     ----------     -----------
  Net equity transactions....................        (397)        65,541         85,498        (67,470)       (209,720)
                                               ----------     ----------     ----------     ----------     -----------
     Net change in contract owners' equity...    (273,386)      (465,171)      (222,886)        43,070      (1,075,555)
Contract owners' equity:
  Beginning of period........................   1,238,176      1,703,347      1,364,329      1,321,259       2,593,565
                                               ----------     ----------     ----------     ----------     -----------
  End of period..............................  $  964,790     $1,238,176     $1,141,443     $1,364,329     $ 1,518,010
                                               ==========     ==========     ==========     ==========     ===========
Change in units:
  Beginning units............................     107,016        102,308         58,461         61,277         103,072
                                               ----------     ----------     ----------     ----------     -----------
  Units purchased............................      23,888         19,039         25,912         17,802          27,422
  Units redeemed.............................     (24,398)       (14,331)       (22,292)       (20,618)        (39,591)
                                               ----------     ----------     ----------     ----------     -----------
  Ending units...............................     106,506        107,016         62,081         58,461          90,903
                                               ==========     ==========     ==========     ==========     ===========

                                                       OHIO NATIONAL FUND, INC.
                                               -----------------------------------------
                                                                 INTERNATIONAL SMALL
                                                DISCOVERY              COMPANY
                                               SUBACCOUNT             SUBACCOUNT
                                               -----------    --------------------------
                                                  2001           2002           2001
                                               -----------    -----------    -----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity....................  $  (39,136)     $ (2,918)      $  (3,923)
  Reinvested capital gains...................           0             0               0
  Realized gain (loss).......................    (241,153)      (44,286)        (37,115)
  Unrealized gain (loss).....................    (412,989)        4,982         (67,263)
                                               ----------      --------       ---------
     Net increase (decrease) in contract
       owners' equity from operations........    (693,278)      (42,222)       (108,301)
                                               ----------      --------       ---------
Equity transactions:
  Contract purchase payments.................     503,860        80,460          65,226
  Transfers from fixed & other
     subaccounts.............................     106,591        16,704           4,986
  Withdrawals, surrenders, death benefit
     payments contract charges...............    (568,922)      (54,623)        (77,230)
  Transfers to fixed & other subaccounts.....    (255,178)      (21,627)        (14,184)
                                               ----------      --------       ---------
  Net equity transactions....................    (213,649)       20,914         (21,202)
                                               ----------      --------       ---------
     Net change in contract owners' equity...    (906,927)      (21,308)       (129,503)
Contract owners' equity:
  Beginning of period........................   3,500,492       225,600         355,103
                                               ----------      --------       ---------
  End of period..............................  $2,593,565      $204,292       $ 225,600
                                               ==========      ========       =========
Change in units:
  Beginning units............................     112,051        17,022          18,696
                                               ----------      --------       ---------
  Units purchased............................      22,246         7,020           4,365
  Units redeemed.............................     (31,225)       (5,660)         (6,039)
                                               ----------      --------       ---------
  Ending units...............................     103,072        18,382          17,022
                                               ==========      ========       =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                 OHIO NATIONAL FUND, INC.
                                                 --------------------------------------------------------
                                                     AGGRESSIVE GROWTH              SMALL CAP GROWTH
                                                         SUBACCOUNT                    SUBACCOUNT
                                                 --------------------------    --------------------------
                                                    2002           2001           2002           2001
                                                 -----------    -----------    -----------    -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity......................   $  (4,611)     $    (591)     $  (3,714)     $  (6,096)
  Reinvested capital gains.....................           0              0              0          4,090
  Realized loss................................     (71,375)       (44,971)      (115,964)      (227,528)
  Unrealized gain (loss).......................     (42,407)       (99,465)        14,361        (14,482)
                                                  ---------      ---------      ---------      ---------
     Net decrease in contract owners' equity
       from operations.........................    (118,393)      (145,027)      (105,317)      (244,016)
                                                  ---------      ---------      ---------      ---------
Equity transactions:
  Contract purchase payments...................     169,186        175,766        126,589        135,983
  Transfers from fixed & other
     subaccounts...............................       4,841            732         65,929        223,666
  Withdrawals, surrenders, death benefit
     payments contract charges.................    (108,616)       (90,232)      (103,696)      (111,762)
  Transfers to fixed & other subaccounts.......     (14,082)        (7,431)       (82,761)      (324,184)
                                                  ---------      ---------      ---------      ---------
     Net equity transactions...................      51,329         78,835          6,061        (76,297)
                                                  ---------      ---------      ---------      ---------
       Net change in contract owners'
          equity...............................     (67,064)       (66,192)       (99,256)      (320,313)
Contract owners' equity:
  Beginning of period..........................     379,220        445,412        322,732        643,045
                                                  ---------      ---------      ---------      ---------
  End of period................................   $ 312,156      $ 379,220      $ 223,476      $ 322,732
                                                  =========      =========      =========      =========
Change in units:
  Beginning units..............................      51,052         40,338         31,749         37,758
                                                  ---------      ---------      ---------      ---------
  Units purchased..............................      26,986         22,493         22,192         30,691
  Units redeemed...............................     (18,952)       (11,779)       (22,504)       (36,700)
                                                  ---------      ---------      ---------      ---------
  Ending units.................................      59,086         51,052         31,437         31,749
                                                  =========      =========      =========      =========

                                                                 OHIO NATIONAL FUND, INC.
                                                 --------------------------------------------------------
                                                      GROWTH & INCOME                S&P 500 INDEX
                                                         SUBACCOUNT                    SUBACCOUNT
                                                 --------------------------    --------------------------
                                                    2002           2001           2002           2001
                                                 -----------    -----------    -----------    -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity......................  $  (19,946)    $   (1,465)    $   (5,466)    $   22,891
  Reinvested capital gains.....................           0          1,795              0              0
  Realized loss................................    (166,034)      (151,481)      (199,064)      (149,300)
  Unrealized gain (loss).......................    (287,538)      (206,128)      (516,724)      (403,533)
                                                 ----------     ----------     ----------     ----------
     Net decrease in contract owners' equity
       from operations.........................    (473,518)      (357,279)      (721,254)      (529,942)
                                                 ----------     ----------     ----------     ----------
Equity transactions:
  Contract purchase payments...................     459,144        488,928      1,026,788        881,856
  Transfers from fixed & other
     subaccounts...............................      17,884        118,980         65,543        227,043
  Withdrawals, surrenders, death benefit
     payments contract charges.................    (371,730)      (716,559)      (622,941)      (746,248)
  Transfers to fixed & other subaccounts.......    (165,286)      (207,251)      (191,272)      (440,522)
                                                 ----------     ----------     ----------     ----------
     Net equity transactions...................     (59,988)      (315,902)       278,118        (77,871)
                                                 ----------     ----------     ----------     ----------
       Net change in contract owners'
          equity...............................    (533,506)      (673,181)      (443,136)      (607,813)
Contract owners' equity:
  Beginning of period..........................   1,807,877      2,481,058      2,879,919      3,487,732
                                                 ----------     ----------     ----------     ----------
  End of period................................  $1,274,371     $1,807,877     $2,436,783     $2,879,919
                                                 ==========     ==========     ==========     ==========
Change in units:
  Beginning units..............................     102,074        120,285        182,773        189,273
                                                 ----------     ----------     ----------     ----------
  Units purchased..............................      32,109         30,743         78,097         59,699
  Units redeemed...............................     (36,128)       (48,954)       (58,287)       (66,199)
                                                 ----------     ----------     ----------     ----------
  Ending units.................................      98,055        102,074        202,583        182,773
                                                 ==========     ==========     ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                    OHIO NATIONAL FUND, INC.
                                     --------------------------------------------------------------------------------------
                                          SOCIAL AWARENESS                 BLUE CHIP                   EQUITY INCOME
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                     --------------------------    --------------------------    --------------------------
                                        2002           2001           2002           2001           2002           2001
                                     -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........   $ (1,334)      $ (1,994)       $   (61)      $   (134)       $    28        $     8
  Reinvested capital gains.........          0              0              0              0              0              0
  Realized loss....................    (16,933)       (22,302)          (638)          (212)          (409)          (245)
  Unrealized loss..................    (16,719)       (10,777)        (3,869)          (271)        (1,478)          (369)
                                      --------       --------        -------       --------        -------        -------
     Net increase (decrease) in
       contract owners' equity from
       operations..................    (34,986)       (35,073)        (4,568)          (617)        (1,859)          (606)
                                      --------       --------        -------       --------        -------        -------
Equity transactions:
  Contract purchase payments.......     36,344         40,925         39,452         10,258         12,744          3,775
  Transfers from fixed & other
     subaccounts...................          0             27            917         13,300          2,000              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................    (17,193)       (54,486)        (3,467)       (15,141)          (784)          (885)
  Transfers to fixed & other
     subaccounts...................    (12,777)       (16,237)        (1,877)             0         (1,683)        (1,174)
                                      --------       --------        -------       --------        -------        -------
     Net equity transactions.......      6,374        (29,771)        35,025          8,417         12,277          1,716
                                      --------       --------        -------       --------        -------        -------
     Net change in contract owners'
       equity......................    (28,612)       (64,844)        30,457          7,800         10,418          1,110
Contract owners' equity:
  Beginning of period..............    113,898        178,742         10,500          2,700          5,606          4,496
                                      --------       --------        -------       --------        -------        -------
  End of period....................   $ 85,286       $113,898        $40,957       $ 10,500        $16,024        $ 5,606
                                      ========       ========        =======       ========        =======        =======
Change in units:
  Beginning units..................     15,174         18,847          1,076            262            684            477
                                      --------       --------        -------       --------        -------        -------
  Units purchased..................      6,072          5,180          4,865          2,364          2,195            453
  Units redeemed...................     (5,182)        (8,853)          (661)        (1,550)          (374)          (246)
                                      --------       --------        -------       --------        -------        -------
  Ending units.....................     16,064         15,174          5,280          1,076          2,505            684
                                      ========       ========        =======       ========        =======        =======

                                      OHIO NATIONAL FUND, INC.
                                     --------------------------
                                          HIGH INCOME BOND
                                             SUBACCOUNT
                                     --------------------------
                                        2002           2001
                                     -----------    -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $ 4,124        $ 1,825
  Reinvested capital gains.........          0              0
  Realized loss....................       (244)          (126)
  Unrealized loss..................     (1,939)        (1,357)
                                       -------        -------
     Net increase (decrease) in
       contract owners' equity from
       operations..................      1,941            342
                                       -------        -------
Equity transactions:
  Contract purchase payments.......     46,100         12,067
  Transfers from fixed & other
     subaccounts...................      7,672              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................     (1,991)        (1,417)
  Transfers to fixed & other
     subaccounts...................     (2,937)             0
                                       -------        -------
     Net equity transactions.......     48,844         10,650
                                       -------        -------
     Net change in contract owners'
       equity......................     50,785         10,992
Contract owners' equity:
  Beginning of period..............     21,819         10,827
                                       -------        -------
  End of period....................    $72,604        $21,819
                                       =======        =======
Change in units:
  Beginning units..................      2,250          1,149
                                       -------        -------
  Units purchased..................      5,543          1,245
  Units redeemed...................       (492)          (144)
                                       -------        -------
  Ending units.....................      7,301          2,250
                                       =======        =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                                   OHIO NATIONAL FUND, INC.
                                                              ------------------------------------------------------------------
                                                                                                                        BRYTON
                                                                   CAPITAL GROWTH             NASDAQ-100 INDEX          GROWTH
                                                                     SUBACCOUNT                  SUBACCOUNT           SUBACCOUNT
                                                              -------------------------   -------------------------   ----------
                                                                 2002          2001          2002          2001        2002(B)
                                                              -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
  Net investment activity...................................   $ (1,518)     $ (1,671)     $   (453)      $  (111)       $ (1)
  Reinvested capital gains..................................          0             0             0             0           0
  Realized loss.............................................    (36,731)      (22,956)       (6,895)         (103)          0
  Unrealized gain (loss)....................................    (27,515)        4,881       (10,187)       (1,484)          7
                                                               --------      --------      --------       -------        ----
     Net increase (decrease) in contract owners' equity from
      operations............................................    (65,764)      (19,746)      (17,535)       (1,698)          6
                                                               --------      --------      --------       -------        ----
Equity transactions:
  Contract purchase payments................................     93,970        44,659        59,282        13,359           0
  Transfers from fixed & other subaccounts..................      1,003         5,799        46,975         6,270         500
  Withdrawals, surrenders, death benefit payments contract
     charges................................................    (26,361)      (26,281)       (2,207)         (250)          0
  Transfers to fixed & other subaccounts....................    (17,103)      (10,325)      (26,661)            0           0
                                                               --------      --------      --------       -------        ----
     Net equity transactions................................     51,509        13,852        77,389        19,379         500
                                                               --------      --------      --------       -------        ----
       Net change in contract owners' equity................    (14,255)       (5,894)       59,854        17,681         506
Contract owners' equity:
  Beginning of period.......................................    119,663       125,557        18,470           789           0
                                                               --------      --------      --------       -------        ----
  End of period.............................................   $105,408      $119,663      $ 78,324       $18,470        $506
                                                               ========      ========      ========       =======        ====
Change in units:
  Beginning units...........................................     13,710        12,119         4,606           131           0
                                                               --------      --------      --------       -------        ----
  Units purchased...........................................     15,621         5,557        35,683         4,543          74
  Units redeemed............................................     (8,205)       (3,966)       (8,698)          (68)          0
                                                               --------      --------      --------       -------        ----
  Ending units..............................................     21,126        13,710        31,591         4,606          74
                                                               ========      ========      ========       =======        ====

---------------

(b) Period from May 1, 2002, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                 DOW TARGET 10 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                              JANUARY                    FEBRUARY                      MARCH
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  8          $   1        $   85        $   17         $  20        $    0
  Reinvested capital gains.........        0              0             0             0            11             0
  Realized gain (loss).............       (3)            10            (9)            4            (3)          (31)
  Unrealized loss..................      (65)            (5)         (452)         (209)         (152)         (181)
                                        ----          -----        ------        ------         -----        ------
     Net increase (decrease) in
       contract owners' equity
       from operations.............      (60)             6          (376)         (188)         (124)         (212)
                                        ----          -----        ------        ------         -----        ------
Equity transactions:
  Contract purchase payments.......      375            512           579         1,101           475           344
  Transfers from fixed & other
     subaccounts...................        0              0             0         2,631             0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (4)          (391)           (8)         (865)           (6)          (68)
  Transfers to fixed & other
     subaccounts...................        0            (15)            0           (15)            0          (995)
                                        ----          -----        ------        ------         -----        ------
     Net equity transactions.......      371            106           571         2,852           469          (719)
                                        ----          -----        ------        ------         -----        ------
       Net change in contract
          owners' equity...........      311            112           195         2,664           345          (931)
Contract owners' equity:
  Beginning of period..............      112              0         2,676            12           279         1,210
                                        ----          -----        ------        ------         -----        ------
  End of period....................     $423          $ 112        $2,871        $2,676         $ 624        $  279
                                        ====          =====        ======        ======         =====        ======
Change in units:
  Beginning units..................       12              0           254             1            24            99
                                        ----          -----        ------        ------         -----        ------
  Units purchased..................       38             52            54           332            38            27
  Units redeemed...................       (1)           (40)           (1)          (79)            0          (102)
                                        ----          -----        ------        ------         -----        ------
  Ending units.....................       49             12           307           254            62            24
                                        ====          =====        ======        ======         =====        ======

                                     DOW TARGET 10 PORTFOLIOS
                                     -------------------------
                                               APRIL
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $   25        $     4
  Reinvested capital gains.........         0              0
  Realized gain (loss).............        (3)            83
  Unrealized loss..................      (140)           (47)
                                       ------        -------
     Net increase (decrease) in
       contract owners' equity
       from operations.............      (118)            40
                                       ------        -------
Equity transactions:
  Contract purchase payments.......       400          1,715
  Transfers from fixed & other
     subaccounts...................         0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        (8)        (1,040)
  Transfers to fixed & other
     subaccounts...................         0            (42)
                                       ------        -------
     Net equity transactions.......       392            633
                                       ------        -------
       Net change in contract
          owners' equity...........       274            673
Contract owners' equity:
  Beginning of period..............       778            105
                                       ------        -------
  End of period....................    $1,052        $   778
                                       ======        =======
Change in units:
  Beginning units..................        73             10
                                       ------        -------
  Units purchased..................        35            160
  Units redeemed...................        (1)           (97)
                                       ------        -------
  Ending units.....................       107             73
                                       ======        =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                 DOW TARGET 10 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                                MAY                        JUNE                        JULY
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity..........     $  11         $   3         $  11         $   2        $   14         $   2
  Reinvested capital gains.........         0             0             0             0             0             0
  Realized loss....................        (4)          (44)           (5)          (10)           (5)          (16)
  Unrealized loss..................      (101)          (41)          (85)          (35)          (34)          (59)
                                        -----         -----         -----         -----        ------         -----
     Net decrease in contract
       owners' equity from
       operations..................       (94)          (82)          (79)          (43)          (25)          (73)
                                        -----         -----         -----         -----        ------         -----
Equity transactions:
  Contract purchase payments.......       348           495           634           389           833           736
  Transfers from fixed & other
     subaccounts...................         0           310             0             0             0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        (6)         (439)         (314)         (149)          (18)         (546)
  Transfers to fixed & other
     subaccounts...................         0           (52)            0           (40)            0           (43)
                                        -----         -----         -----         -----        ------         -----
     Net equity transactions.......       342           314           320           200           815           147
                                        -----         -----         -----         -----        ------         -----
       Net change in contract
          owners' equity...........       248           232           241           157           790            74
Contract owners' equity:
  Beginning of period..............       354           122           427           270           448           374
                                        -----         -----         -----         -----        ------         -----
  End of period....................     $ 602         $ 354         $ 668         $ 427        $1,238         $ 448
                                        =====         =====         =====         =====        ======         =====
Change in units:
  Beginning units..................        32            11            41            25            40            32
                                        -----         -----         -----         -----        ------         -----
  Units purchased..................        28            65            58            34            85            61
  Units redeemed...................        (1)          (44)          (29)          (18)           (1)          (53)
                                        -----         -----         -----         -----        ------         -----
  Ending units.....................        59            32            70            41           124            40
                                        =====         =====         =====         =====        ======         =====

                                     DOW TARGET 10 PORTFOLIOS
                                     -------------------------
                                              AUGUST
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity..........     $ 12          $   4
  Reinvested capital gains.........        0              0
  Realized loss....................       (5)           (22)
  Unrealized loss..................      (65)           (38)
                                        ----          -----
     Net decrease in contract
       owners' equity from
       operations..................      (58)           (56)
                                        ----          -----
Equity transactions:
  Contract purchase payments.......      455            626
  Transfers from fixed & other
     subaccounts...................        0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................      (11)          (376)
  Transfers to fixed & other
     subaccounts...................        0            (42)
                                        ----          -----
     Net equity transactions.......      444            208
                                        ----          -----
       Net change in contract
          owners' equity...........      386            152
Contract owners' equity:
  Beginning of period..............      519            367
                                        ----          -----
  End of period....................     $905          $ 519
                                        ====          =====
Change in units:
  Beginning units..................       49             33
                                        ----          -----
  Units purchased..................       46             56
  Units redeemed...................       (1)           (40)
                                        ----          -----
  Ending units.....................       94             49
                                        ====          =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                 DOW TARGET 10 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                             SEPTEMBER                    OCTOBER                    NOVEMBER
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $ 10          $   2        $    9         $   2         $  9          $   2
  Reinvested capital gains.........        0              0             0             0            0              0
  Realized gain (loss).............        0              1             0            50            0             13
  Unrealized loss..................      (35)           (20)          (17)           (7)         (80)            (8)
                                        ----          -----        ------         -----         ----          -----
       Net increase (decrease) in
          contract owners' equity
          from operations..........      (25)           (17)           (8)           45          (71)             7
                                        ----          -----        ------         -----         ----          -----
Equity transactions:
  Contract purchase payments.......      228            597           394           768          464            613
  Transfers from fixed & other
     subaccounts...................        0              0             0             0            0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (6)          (368)           (4)         (507)          (4)          (390)
  Transfers to fixed & other
     subaccounts...................        0            (38)            0           (18)           0            (18)
                                        ----          -----        ------         -----         ----          -----
     Net equity transactions.......      222            191           390           243          460            205
                                        ----          -----        ------         -----         ----          -----
       Net change in contract
          owners' equity...........      197            174           382           288          389            212
Contract owners' equity:
  Beginning of period..............      556            382           708           420          583            371
                                        ----          -----        ------         -----         ----          -----
  End of period....................     $753          $ 556        $1,090         $ 708         $972          $ 583
                                        ====          =====        ======         =====         ====          =====
Change in units:
  Beginning units..................       56             36            63            36           64             39
                                        ----          -----        ------         -----         ----          -----
  Units purchased..................       28             61            42            73           61             69
  Units redeemed...................       (1)           (41)           (1)          (46)          (1)           (44)
                                        ----          -----        ------         -----         ----          -----
  Ending units.....................       83             56           104            63          124             64
                                        ====          =====        ======         =====         ====          =====

                                     DOW TARGET 10 PORTFOLIOS
                                     -------------------------
                                             DECEMBER
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  7          $   0
  Reinvested capital gains.........        0              0
  Realized gain (loss).............       (1)            (1)
  Unrealized loss..................      (64)            (7)
                                        ----          -----
       Net increase (decrease) in
          contract owners' equity
          from operations..........      (58)            (8)
                                        ----          -----
Equity transactions:
  Contract purchase payments.......      285            275
  Transfers from fixed & other
     subaccounts...................        0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        0           (226)
  Transfers to fixed & other
     subaccounts...................        0            (16)
                                        ----          -----
     Net equity transactions.......      285             33
                                        ----          -----
       Net change in contract
          owners' equity...........      227             25
Contract owners' equity:
  Beginning of period..............      356            331
                                        ----          -----
  End of period....................     $583          $ 356
                                        ====          =====
Change in units:
  Beginning units..................       37             34
                                        ----          -----
  Units purchased..................       34             28
  Units redeemed...................        0            (25)
                                        ----          -----
  Ending units.....................       71             37
                                        ====          =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                  DOW TARGET 5 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                              JANUARY                    FEBRUARY                      MARCH
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........    $   55        $   19         $  6          $  1          $  4          $  1
  Reinvested capital gains.........         0           115            1            14             1            25
  Realized gain (loss).............         1            17           (2)           (2)           (1)            0
  Unrealized loss                        (528)         (314)         (41)          (16)          (38)          (34)
                                       ------        ------         ----          ----          ----          ----
     Net decrease in contract
       owners' equity from
       operations..................      (472)         (163)         (36)           (3)          (34)           (8)
                                       ------        ------         ----          ----          ----          ----
Equity transactions:
  Contract purchase payments.......        88            97          253           102           138            60
  Transfers from fixed & other
     subaccounts...................         0             0            0             0             0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        (2)          (39)          (4)          (54)           (3)          (43)
  Transfers to fixed & other
     subaccounts...................         0             0            0             0             0             0
                                       ------        ------         ----          ----          ----          ----
     Net equity transactions.......        86            58          249            48           135            17
                                       ------        ------         ----          ----          ----          ----
       Net change in contract
          owners' equity...........      (386)         (105)         213            45           101             9
Contract owners' equity:
  Beginning of period..............     3,346         3,451           88            43            92            83
                                       ------        ------         ----          ----          ----          ----
  End of period....................    $2,960        $3,346         $301          $ 88          $193          $ 92
                                       ======        ======         ====          ====          ====          ====
Change in units:
  Beginning units..................       314           309            7             4             7             6
                                       ------        ------         ----          ----          ----          ----
  Units purchased..................         8             9           21             8            10             4
  Units redeemed...................         0            (4)           0            (5)            0            (3)
                                       ------        ------         ----          ----          ----          ----
  Ending units.....................       322           314           28             7            17             7
                                       ======        ======         ====          ====          ====          ====

                                      DOW TARGET 5 PORTFOLIOS
                                     -------------------------
                                               APRIL
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  5          $   1
  Reinvested capital gains.........        0             66
  Realized gain (loss).............       (9)           (34)
  Unrealized loss                        (37)           (69)
                                        ----          -----
     Net decrease in contract
       owners' equity from
       operations..................      (41)           (36)
                                        ----          -----
Equity transactions:
  Contract purchase payments.......      165            259
  Transfers from fixed & other
     subaccounts...................        0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (4)          (128)
  Transfers to fixed & other
     subaccounts...................        0              0
                                        ----          -----
     Net equity transactions.......      161            131
                                        ----          -----
       Net change in contract
          owners' equity...........      120             95
Contract owners' equity:
  Beginning of period..............      197            102
                                        ----          -----
  End of period....................     $317          $ 197
                                        ====          =====
Change in units:
  Beginning units..................       18              8
                                        ----          -----
  Units purchased..................       15             22
  Units redeemed...................        0            (12)
                                        ----          -----
  Ending units.....................       33             18
                                        ====          =====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                  DOW TARGET 5 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                                MAY                        JUNE                        JULY
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity..........     $  4          $   4         $  5          $  0          $  3          $   1
  Reinvested capital gains.........        0             52            0            29             0             33
  Realized loss....................       (2)          (217)          (2)           (2)           (2)           (19)
  Unrealized loss..................      (46)           (60)         (41)          (57)          (26)           (51)
                                        ----          -----         ----          ----          ----          -----
     Net decrease in contract
       owners' equity from
       operations..................      (44)          (221)         (38)          (30)          (25)           (36)
                                        ----          -----         ----          ----          ----          -----
Equity transactions:
  Contract purchase payments.......      111            137           98           152           166            257
  Transfers from fixed & other
     subaccounts...................        0            927            0             0             0              0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (4)          (799)          (3)          (13)           (6)          (120)
  Transfers to fixed & other
     subaccounts...................        0              0            0             0             0              0
                                        ----          -----         ----          ----          ----          -----
     Net equity transactions.......      107            265           95           139           160            137
                                        ----          -----         ----          ----          ----          -----
       Net change in contract
          owners' equity...........       63             44           57           109           135            101
Contract owners' equity:
  Beginning of period..............      158            114          214           105           210            109
                                        ----          -----         ----          ----          ----          -----
  End of period....................     $221          $ 158         $271          $214          $345          $ 210
                                        ====          =====         ====          ====          ====          =====
Change in units:
  Beginning units..................       14              9           20             9            19              9
                                        ----          -----         ----          ----          ----          -----
  Units purchased..................        9             80           10            12            17             21
  Units redeemed...................        0            (75)           0            (1)            0            (11)
                                        ----          -----         ----          ----          ----          -----
  Ending units.....................       23             14           30            20            36             19
                                        ====          =====         ====          ====          ====          =====

                                      DOW TARGET 5 PORTFOLIOS
                                     -------------------------
                                              AUGUST
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Decrease in contract owners' equity
  from operations:
  Net investment activity..........     $  2          $  2
  Reinvested capital gains.........        0            10
  Realized loss....................       (1)           (1)
  Unrealized loss..................       (7)          (23)
                                        ----          ----
     Net decrease in contract
       owners' equity from
       operations..................       (6)          (12)
                                        ----          ----
Equity transactions:
  Contract purchase payments.......      144           204
  Transfers from fixed & other
     subaccounts...................        0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (5)          (83)
  Transfers to fixed & other
     subaccounts...................        0             0
                                        ----          ----
     Net equity transactions.......      139           121
                                        ----          ----
       Net change in contract
          owners' equity...........      133           109
Contract owners' equity:
  Beginning of period..............      209           100
                                        ----          ----
  End of period....................     $342          $209
                                        ====          ====
Change in units:
  Beginning units..................       18             9
                                        ----          ----
  Units purchased..................       12            16
  Units redeemed...................        0            (7)
                                        ----          ----
  Ending units.....................       30            18
                                        ====          ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                  DOW TARGET 5 PORTFOLIOS
                                     ---------------------------------------------------------------------------------
                                             SEPTEMBER                    OCTOBER                    NOVEMBER
                                            SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------   -------------------------   -------------------------
                                        2002          2001          2002          2001          2002          2001
                                     -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  3          $  0          $  3          $   2         $  2          $  0
  Reinvested capital gains.........        0             0             0              0            0             0
  Realized gain (loss).............        0             5            (1)            17           (1)            2
  Unrealized gain (loss)...........      (19)           (1)           (6)             5          (30)            3
                                        ----          ----          ----          -----         ----          ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................      (16)            4            (4)            24          (29)            5
                                        ----          ----          ----          -----         ----          ----
Equity transactions:
  Contract purchase payments.......      102           138           126            303          103           157
  Transfers from fixed & other
     subaccounts...................        0             0             0              0            0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................       (4)          (59)           (1)          (171)          (2)          (46)
  Transfers to fixed & other
     subaccounts...................        0             0             0              0            0             0
                                        ----          ----          ----          -----         ----          ----
     Net equity transactions.......       98            79           125            132          101           111
                                        ----          ----          ----          -----         ----          ----
       Net change in contract
          owners' equity...........       82            83           121            156           72           116
Contract owners' equity:
  Beginning of period..............      206           123           247             91          182            66
                                        ----          ----          ----          -----         ----          ----
  End of period....................     $288          $206          $368          $ 247         $254          $182
                                        ====          ====          ====          =====         ====          ====
Change in units:
  Beginning units..................       18            11            19              7           21             8
                                        ----          ----          ----          -----         ----          ----
  Units purchased..................       12            12            12             26           15            18
  Units redeemed...................       (1)           (5)            0            (14)          (1)           (5)
                                        ----          ----          ----          -----         ----          ----
  Ending units.....................       29            18            31             19           35            21
                                        ====          ====          ====          =====         ====          ====

                                      DOW TARGET 5 PORTFOLIOS
                                     -------------------------
                                             DECEMBER
                                            SUBACCOUNT
                                     -------------------------
                                        2002          2001
                                     -----------   -----------
Increase (decrease) in contract
  owners' equity from operations:
  Net investment activity..........     $  2          $  1
  Reinvested capital gains.........        0             5
  Realized gain (loss).............       (1)            1
  Unrealized gain (loss)...........      (21)           (5)
                                        ----          ----
     Net increase (decrease) in
       contract owners' equity from
       operations..................      (20)            2
                                        ----          ----
Equity transactions:
  Contract purchase payments.......       73            71
  Transfers from fixed & other
     subaccounts...................        0             0
  Withdrawals, surrenders, death
     benefit payments contract
     charges.......................        0           (25)
  Transfers to fixed & other
     subaccounts...................        0             0
                                        ----          ----
     Net equity transactions.......       73            46
                                        ----          ----
       Net change in contract
          owners' equity...........       53            48
Contract owners' equity:
  Beginning of period..............      103            55
                                        ----          ----
  End of period....................     $156          $103
                                        ====          ====
Change in units:
  Beginning units..................        9             5
                                        ----          ----
  Units purchased..................        9             6
  Units redeemed...................        0            (2)
                                        ----          ----
  Ending units.....................       18             9
                                        ====          ====

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                               JANUS ADVISER SERIES
                                                 --------------------------------------------------------------------------------
                                                          GROWTH                 WORLDWIDE GROWTH                BALANCED
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Decrease in contract owners' equity from
  operations:
  Net investment activity......................   $  (4,792)    $ (4,405)     $  (4,244)    $  (6,043)    $   3,670    $   3,632
  Reinvested capital gains.....................           0            0              0             0             0            0
  Realized loss................................     (44,199)     (36,257)      (106,440)      (61,078)      (23,705)     (18,203)
  Unrealized loss..............................     (61,441)     (49,678)       (27,152)      (59,431)      (28,112)     (12,188)
                                                  ---------     --------      ---------     ---------     ---------    ---------
     Net decrease in contract owners' equity
      from operations..........................    (110,432)     (90,340)      (137,836)     (126,552)      (48,147)     (26,759)
                                                  ---------     --------      ---------     ---------     ---------    ---------
Equity transactions:
  Contract purchase payments...................     286,365      207,638        264,603       180,697       480,115      158,845
  Transfers from fixed & other subaccounts.....      14,723       47,777         13,488        22,939        62,541       63,279
  Withdrawals, surrenders, death benefit
     payments contract charges.................     (94,906)     (88,253)      (153,681)     (118,149)     (190,124)    (114,477)
  Transfers to fixed & other subaccounts.......     (29,244)     (31,703)       (50,183)      (26,793)      (66,583)     (29,188)
                                                  ---------     --------      ---------     ---------     ---------    ---------
     Net equity transactions...................     176,938      135,459         74,227        58,694       285,949       78,459
                                                  ---------     --------      ---------     ---------     ---------    ---------
       Net change in contract owners' equity...      66,506       45,119        (63,609)      (67,858)     .237,802       51,700
Contract owners' equity:
  Beginning of period..........................     314,078      268,959        450,518       518,376       440,036      388,336
                                                  ---------     --------      ---------     ---------     ---------    ---------
  End of period................................   $ 380,584     $314,078      $ 386,909     $ 450,518     $ 677,838    $ 440,036
                                                  =========     ========      =========     =========     =========    =========
Change in units:
  Beginning units..............................      41,550       26,949         52,002        46,591        44,094       36,533
                                                  ---------     --------      ---------     ---------     ---------    ---------
  Units purchased..............................      46,782       29,445         36,945        21,115        56,335       21,424
  Units redeemed...............................     (18,917)     (14,844)       (27,779)      (15,704)      (26,749)     (13,863)
                                                  ---------     --------      ---------     ---------     ---------    ---------
  Ending units.................................      69,415       41,550         61,168        52,002        73,680       44,094
                                                  =========     ========      =========     =========     =========    =========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                       STRONG VARIABLE ANNUITY FUNDS, INC.
                                                 --------------------------------------------------------------------------------
                                                      OPPORTUNITY II            MULTI CAP VALUE II          MID CAP GROWTH II
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $   (377)     $   (559)      $  (12)       $   (18)     $ (1,476)     $ (1,914)
  Reinvested capital gains.....................      3,339        10,236          125              0             0             0
  Realized gain (loss).........................     (1,952)         (801)          (7)            75       (52,942)      (29,419)
  Unrealized loss..............................    (23,649)      (11,376)        (543)           (49)        1,954       (22,150)
                                                  --------      --------       ------        -------      --------      --------
     Net increase (decrease) in contract
      owners' equity from operations...........    (22,639)       (2,500)        (437)             8       (52,464)      (53,483)
                                                  --------      --------       ------        -------      --------      --------
Equity transactions:
  Contract purchase payments...................     93,555        17,286          595            991        64,213        46,460
  Transfers from fixed & other subaccounts.....     28,037         4,175        1,801          1,043        16,370        51,212
  Withdrawals, surrenders, death benefit
     payments contract charges.................     (3,429)       (5,413)        (186)        (1,084)      (38,405)      (45,221)
  Transfers to fixed & other subaccounts.......     (2,306)         (833)           0         (2,751)      (17,450)      (17,297)
                                                  --------      --------       ------        -------      --------      --------
     Net equity transactions...................    115,857        15,215        2,210         (1,801)       24,728        35,154
                                                  --------      --------       ------        -------      --------      --------
       Net change in contract owners' equity...     93,218        12,715        1,773         (1,793)      (27,736)      (18,329)
Contract owners' equity:
  Beginning of period..........................     66,267        53,552          200          1,993       118,208       136,537
                                                  --------      --------       ------        -------      --------      --------
  End of period................................   $159,485      $ 66,267       $1,973        $   200      $ 90,472      $118,208
                                                  ========      ========       ======        =======      ========      ========
Change in units:
  Beginning units..............................      5,945         4,565           18            182        15,952        12,585
                                                  --------      --------       ------        -------      --------      --------
  Units purchased..............................     14,530         1,934          233            183        15,545         9,609
  Units redeemed...............................       (658)         (554)         (19)          (347)      (11,683)       (6,242)
                                                  --------      --------       ------        -------      --------      --------
  Ending units.................................     19,817         5,945          232             18        19,814        15,952
                                                  ========      ========       ======        =======      ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                      GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                 --------------------------------------------------------------------------------
                                                      GROWTH & INCOME             CORE US EQUITY              CAPITAL GROWTH
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Decrease in contract owners' equity from
  operations:
  Net investment activity......................    $   648       $  (108)      $   (76)      $  (119)      $  (391)     $  (283)
  Reinvested capital gains.....................          0             0             0             0             0          106
  Realized loss................................       (548)         (255)         (830)         (667)       (1,319)      (1,212)
  Unrealized loss..............................     (1,175)         (791)       (2,647)       (1,009)       (8,099)      (2,281)
                                                   -------       -------       -------       -------       -------      -------
     Net decrease in contract owners' equity
      from operations..........................     (1,075)       (1,154)       (3,553)       (1,795)       (9,809)      (3,670)
                                                   -------       -------       -------       -------       -------      -------
Equity transactions:
  Contract purchase payments...................     55,823        12,933        14,315         6,639        32,544       18,827
  Transfers from fixed & other subaccounts.....      6,118         5,701         2,856         5,602        33,045            0
  Withdrawals, surrenders, death benefit
     payments contract charges.................     (5,334)       (5,687)       (1,515)       (4,600)       (3,244)      (6,763)
  Transfers to fixed & other subaccounts.......     (5,007)       (2,610)       (3,991)       (2,800)       (8,572)        (233)
                                                   -------       -------       -------       -------       -------      -------
     Net equity transactions...................     51,600        10,337        11,665         4,841        53,773       11,831
                                                   -------       -------       -------       -------       -------      -------
       Net change in contract owners' equity...     50,525         9,183         8,112         3,046        43,964        8,161
Contract owners' equity:
  Beginning of period..........................     19,397        10,214        15,776        12,730        27,268       19,107
                                                   -------       -------       -------       -------       -------      -------
  End of period................................    $69,922       $19,397       $23,888       $15,776       $71,232      $27,268
                                                   =======       =======       =======       =======       =======      =======
Change in units:
  Beginning units..............................      2,196         1,035         1,864         1,307         3,185        1,883
                                                   -------       -------       -------       -------       -------      -------
  Units purchased..............................      8,087         1,793         2,477         1,088         8,772        2,102
  Units redeemed...............................     (1,232)         (632)         (677)         (531)         (814)        (800)
                                                   -------       -------       -------       -------       -------      -------
  Ending units.................................      9,051         2,196         3,664         1,864        11,143        3,185
                                                   =======       =======       =======       =======       =======      =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                   VAN KAMPEN UNIVERSAL
                                                    INSTITUTIONAL FUNDS                 LAZARD RETIREMENT SERIES, INC.
                                                 -------------------------   ----------------------------------------------------
                                                      US REAL ESTATE              EMERGING MARKET               SMALL CAP
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $    351       $   345       $    (2)      $   (45)     $ (2,551)     $ (1,179)
  Reinvested capital gains.....................        286            58             0             0           941         9,219
  Realized gain (loss).........................      1,238           223            17          (360)          295         2,041
  Unrealized gain (loss).......................     (1,107)          240        (1,478)          136       (43,596)        5,691
                                                  --------       -------       -------       -------      --------      --------
     Net increase (decrease) in contract
      owners' equity from operations...........        768           866        (1,463)         (269)      (44,911)       15,772
                                                  --------       -------       -------       -------      --------      --------
Equity transactions:
  Contract purchase payments...................      3,082           526        40,224         4,485        91,709        18,260
  Transfers from fixed & other subaccounts.....     12,446        10,177        20,864             0       131,885       121,025
  Withdrawals, surrenders, death benefit
     payments contract charges.................    (12,602)       (1,793)         (156)       (2,395)      (24,794)      (42,128)
  Transfers to fixed & other subaccounts.......          0        (1,044)         (980)            0        (8,539)         (746)
                                                  --------       -------       -------       -------      --------      --------
     Net equity transactions...................      2,926         7,866        59,952         2,090       190,261        96,411
                                                  --------       -------       -------       -------      --------      --------
       Net change in contract owners' equity...      3,694         8,732        58,489         1,821       145,350       112,183
Contract owners' equity:
  Beginning of period..........................     11,752         3,020         5,914         4,093       121,099         8,916
                                                  --------       -------       -------       -------      --------      --------
  End of period................................   $ 15,446       $11,752       $64,403       $ 5,914      $266,449      $121,099
                                                  ========       =======       =======       =======      ========      ========
Change in units:
  Beginning units..............................        838           233           711           461         8,224           709
                                                  --------       -------       -------       -------      --------      --------
  Units purchased..............................      1,122           814         7,404           536        16,351        10,415
  Units redeemed...............................       (835)         (209)         (143)         (286)       (2,299)       (2,900)
                                                  --------       -------       -------       -------      --------      --------
  Ending units.................................      1,125           838         7,972           711        22,276         8,224
                                                  ========       =======       =======       =======      ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND SERVICE CL 2
                                                 --------------------------------------------------------------------------------
                                                        VIP MID CAP               VIP CONTRAFUND                VIP GROWTH
                                                        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                 -------------------------   -------------------------   ------------------------
                                                    2002          2001          2002          2001          2002          2001
                                                 -----------   -----------   -----------   -----------   -----------   ----------
Increase (decrease) in contract owners' equity
  from operations:
  Net investment activity......................   $ (1,353)     $   (771)     $   (562)      $   (50)     $   (903)     $  (217)
  Reinvested capital gains.....................          0             0             0            93             0          564
  Realized gain (loss).........................     (1,987)          779          (799)         (188)      (12,164)        (181)
  Unrealized gain (loss).......................    (15,910)        1,372        (3,886)         (403)       (5,897)      (2,339)
                                                  --------      --------      --------       -------      --------      -------
     Net increase (decrease) in contract
      owners' equity from operations...........    (19,250)        1,380        (5,247)         (548)      (18,964)      (2,173)
                                                  --------      --------      --------       -------      --------      -------
Equity transactions:
  Contract purchase payments...................    175,380        46,649        89,836         6,285       181,932       23,350
  Transfers from fixed & other subaccounts.....     63,982        69,530        34,980         2,436        14,009        2,408
  Withdrawals, surrenders, death benefit
     payments contract charges.................    (35,110)      (50,740)       (7,037)       (1,093)      (71,002)      (1,860)
  Transfers to fixed & other subaccounts.......     (9,036)      (25,624)       (5,251)       (1,550)       (5,267)        (669)
                                                  --------      --------      --------       -------      --------      -------
     Net equity transactions...................    195,216        39,815       112,528         6,078       119,672       23,229
                                                  --------      --------      --------       -------      --------      -------
       Net change in contract owners' equity...    175,966        41,195       107,281         5,530       100,708       21,056
Contract owners' equity:
  Beginning of period..........................     51,350        10,155         8,454         2,924        27,933        6,877
                                                  --------      --------      --------       -------      --------      -------
  End of period................................   $227,316      $ 51,350      $115,735       $ 8,454      $128,641      $27,933
                                                  ========      ========      ========       =======      ========      =======
Change in units:
  Beginning units..............................      4,838           911         1,061           317         4,076          813
                                                  --------      --------      --------       -------      --------      -------
  Units purchased..............................     23,695         8,785        16,164           933        35,761        3,514
  Units redeemed...............................     (4,408)       (4,858)         (943)         (189)      (12,541)        (251)
                                                  --------      --------      --------       -------      --------      -------
  Ending units.................................     24,125         4,838        16,282         1,061        27,296        4,076
                                                  ========      ========      ========       =======      ========      =======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY          FOR THE PERIODS ENDED
                                                      DECEMBER 31, 2002 AND 2001

                                                                                                                 JP MORGAN
                                                   MFS VARIABLE INSURANCE TRUST-SERVICE CLASS                 SERIES TRUST II
                                         --------------------------------------------------------------   -----------------------
                                                      INVESTORS
                                            NEW         GROWTH      MID CAP                                 SMALL       MID CAP
                                         DISCOVERY      STOCK        GROWTH          TOTAL RETURN          COMPANY       VALUE
                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT         SUBACCOUNT          SUBACCOUNT   SUBACCOUNT
                                         ----------   ----------   ----------   -----------------------   ----------   ----------
                                            2002         2002         2002         2002       2001(A)        2002         2002
                                         ----------   ----------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in contract owners'
  equity from operations:
  Net investment activity..............    $  (25)     $   (19)      $  (25)     $  (220)      $   (2)     $   (39)     $  (345)
  Reinvested capital gains.............         0            0            0          129            0            0           35
  Realized gain (loss).................         2          (88)         (21)         (16)           0           (4)          (9)
  Unrealized gain (loss)...............       (19)        (151)          18       (2,058)          19         (829)       2,241
                                           ------      -------       ------      -------       ------      -------      -------
     Net increase (decrease) in
       contract
       owners' equity from
       operations......................       (42)        (258)         (28)      (2,165)          17         (872)       1,922
                                           ------      -------       ------      -------       ------      -------      -------
Equity transactions:
  Contract purchase payments...........     7,166        5,440        3,745       52,505           96        4,451       32,938
  Transfers from fixed & other
     subaccounts.......................         0        4,000        3,487       35,144        1,508       14,018       39,907
  Withdrawals, surrenders, death
     benefit payments contract
     charges...........................         0            0         (120)      (2,961)           0          (24)      (3,815)
  Transfers to fixed & other
     subaccounts.......................         0       (4,385)        (122)        (793)           0            0       (2,031)
                                           ------      -------       ------      -------       ------      -------      -------
     Net equity transactions...........     7,166        5,055        6,990       83,895        1,604       18,445       66,999
                                           ------      -------       ------      -------       ------      -------      -------
       Net change in contract owners'
          equity.......................     7,124        4,797        6,962       81,730        1,621       17,573       68,921
Contract owners' equity:
  Beginning of period..................         0            0            0        1,621            0            0            0
                                           ------      -------       ------      -------       ------      -------      -------
  End of period........................    $7,124      $ 4,797       $6,962      $83,351       $1,621      $17,573      $68,921
                                           ======      =======       ======      =======       ======      =======      =======
Change in units:
  Beginning units......................         0            0            0          158            0            0            0
                                           ------      -------       ------      -------       ------      -------      -------
  Units purchased......................       917          927        1,161        8,844          158        2,036        6,853
  Units redeemed.......................         0         (299)         (37)        (298)           0           (2)        (529)
                                           ------      -------       ------      -------       ------      -------      -------
  Ending units.........................       917          628        1,124        8,704          158        2,034        6,324
                                           ======      =======       ======      =======       ======      =======      =======

---------------

(a) Period from November 1, 2001, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2002

   (1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Dow Target Portfolios, Janus Adviser Series, Strong Variable Annuity Funds, Inc., Van Kampen Universal Institutional Funds, Inc., Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., Fidelity Variable Insurance Products Fund Service CL 2, MFS Variable Insurance Trust-Service Class and JP Morgan Series Trust II (collectively the Funds). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2002. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. (ONI), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and the Dow Target Fund, in which the Account invests. For these services, ONI receives fees from the mutual funds.

   Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed account benefits.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value as of December 31, and the expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.:
   EQUITY SUBACCOUNT
        2002................          123,529           $13.669538     $ 1,688,591     1.35%     -19.83%       0.37%
        2001................          115,133           $17.049647     $ 1,962,974     1.35%      -9.66%       0.29%
        2000................          114,667           $18.872661     $ 2,164,075     1.35%      -7.89%       0.29%
        1999................          123,655           $20.488690     $ 2,533,520     1.35%      18.27%       0.33%
        1998................          107,818           $17.323587     $ 1,884,321     1.35%       4.31%       1.30%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   MONEY MARKET SUBACCOUNT
        2002................          113,201           $12.929045     $ 1,463,584     1.35%       0.04%       1.36%
        2001................           71,555           $12.924293     $   924,796     1.35%       2.41%       3.87%
        2000................           56,828           $12.619825     $   717,158     1.35%       4.93%       6.27%
        1999................           72,108           $12.027104     $   867,255     1.35%       3.62%       5.08%
        1998................           48,567           $11.606378     $   563,684     1.35%       3.98%       5.19%
   BOND SUBACCOUNT
        2002................           34,951           $15.259783     $   533,348     1.35%       7.21%       6.03%
        2001................           22,694           $14.233764     $   323,018     1.35%       6.97%       5.93%
        2000................           44,642           $13.306447     $   594,029     1.35%       4.45%       6.87%
        1999................           41,686           $12.739294     $   531,045     1.35%      -0.76%       6.94%
        1998................           16,940           $12.837064     $   217,454     1.35%       3.81%       6.33%
   OMNI SUBACCOUNT
        2002................          101,108           $ 9.710079     $   981,763     1.35%     -23.80%       1.93%
        2001................          102,201           $12.743583     $ 1,302,410     1.35%     -14.23%       1.89%
        2000................          115,175           $14.857791     $ 1,711,242     1.35%     -15.98%       1.14%
        1999................          143,525           $17.684265     $ 2,538,131     1.35%       9.87%       2.17%
        1998................          146,331           $16.095248     $ 2,355,241     1.35%       3.14%       2.78%
   INTERNATIONAL SUBACCOUNT
        2002................          106,506           $ 9.058520     $   964,790     1.35%     -21.71%       0.27%
        2001................          107,016           $11.569981     $ 1,238,176     1.35%     -30.51%       0.00%
        2000................          102,308           $16.649143     $ 1,703,347     1.35%     -23.23%       0.00%
        1999................           96,945           $21.687535     $ 2,102,497     1.35%      65.17%       0.00%
        1998................          110,066           $13.130325     $ 1,445,197     1.35%       2.50%       3.68%
   CAPITAL APPRECIATION SUBACCOUNT
        2002................           62,081           $18.386422     $ 1,141,443     1.35%     -21.21%       0.20%
        2001................           58,461           $23.337404     $ 1,364,329     1.35%       8.23%       0.51%
        2000................           61,277           $21.562036     $ 1,321,259     1.35%      29.75%       0.73%
        1999................           77,142           $16.618131     $ 1,281,955     1.35%       5.04%       3.01%
        1998................           72,571           $15.820771     $ 1,148,127     1.35%       4.50%       2.54%
   DISCOVERY SUBACCOUNT
        2002................           90,903           $16.699319     $ 1,518,010     1.35%     -33.63%       0.00%
        2001................          103,072           $25.162584     $ 2,593,565     1.35%     -19.45%       0.00%
        2000................          112,051           $31.240246     $ 3,500,492     1.35%     -12.40%       0.00%
        1999................          109,169           $35.661694     $ 3,893,167     1.35%     103.71%       0.00%
        1998................           91,751           $17.505914     $ 1,606,190     1.35%       9.10%       0.00%
   INTERNATIONAL SMALL CO. SUBACCOUNT
        2002................           18,382           $11.113756     $   204,292     1.35%     -16.14%       0.00%
        2001................           17,022           $13.253141     $   225,600     1.35%     -30.22%       0.00%
        2000................           18,696           $18.993697     $   355,103     1.35%     -31.20%       0.00%
        1999................           14,362           $27.606603     $   396,487     1.35%     105.74%       0.00%
        1998................           12,900           $13.418205     $   173,090     1.35%       2.15%       2.91%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****
                              ---------------------   --------------   -----------   ---------   --------   ----------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   AGGRESSIVE GROWTH SUBACCOUNT
        2002................           59,086           $ 5.283043     $   312,156     1.35%     -28.88%       0.00%
        2001................           51,052           $ 7.428111     $   379,220     1.35%     -32.73%       1.19%
        2000................           40,338           $11.041934     $   445,412     1.35%     -28.31%       0.00%
        1999................           36,760           $15.402459     $   566,190     1.35%       4.35%       0.00%
        1998................           38,333           $14.760465     $   565,815     1.35%       6.40%       0.00%
   SMALL CAP GROWTH SUBACCOUNT
        2002................           31,437           $ 7.108637     $   223,476     1.35%     -30.07%       0.00%
        2001................           31,749           $10.165257     $   322,732     1.35%     -40.31%       0.00%
        2000................           37,758           $17.030607     $   643,045     1.35%     -17.98%       0.00%
        1999................           27,196           $20.763312     $   564,687     1.35%     102.22%       0.00%
        1998................           23,776           $10.267604     $   244,125     1.35%       7.37%       0.00%
   GROWTH & INCOME SUBACCOUNT
        2002................           98,055           $12.996454     $ 1,274,371     1.35%     -26.62%       0.00%
        2001................          102,074           $17.711441     $ 1,807,877     1.35%     -14.00%       1.29%
        2000................          120,285           $20.626461     $ 2,481,058     1.35%      -9.65%       0.00%
        1999................          113,970           $22.795195     $ 2,597,968     1.35%      60.09%       0.21%
        1998................           71,864           $14.239205     $ 1,023,291     1.35%       5.66%       1.10%
   S&P 500 INDEX SUBACCOUNT
        2002................          202,583           $12.028576     $ 2,436,783     1.35%     -23.66%       1.13%
        2001................          182,773           $15.756783     $ 2,879,919     1.35%     -14.49%       2.06%
        2000................          189,273           $18.426977     $ 3,487,732     1.35%     -10.85%       3.13%
        1999................          177,053           $20.669795     $ 3,659,644     1.35%      23.96%       2.54%
        1998................          112,232           $16.675212     $ 1,871,487     1.35%      28.27%       2.67%
   SOCIAL AWARENESS SUBACCOUNT
        2002................           16,064           $ 5.308960     $    85,286     1.35%     -29.27%       0.00%
        2001................           15,174           $ 7.506050     $   113,898     1.35%     -20.85%       0.00%
        2000................           18,847           $ 9.483906     $   178,742     1.35%     -13.95%       0.00%
        1999................           19,408           $11.020767     $   213,892     1.35%      16.12%       0.46%
        1998................           20,572           $ 9.490457     $   195,235     1.35%     -23.44%       0.61%
   BLUE CHIP SUBACCOUNT
        2002................            5,280           $ 7.756922     $    40,957     1.35%     -20.50%       1.09%
        2001................            1,076           $ 9.757689     $    10,500     1.35%      -5.51%       0.73%
        2000................              262           $10.326548     $     2,700     1.35%      -0.27%       0.65%
   EQUITY INCOME SUBACCOUNT
        2002................            2,505           $ 6.397083     $    16,024     1.35%     -21.93%       1.61%
        2001................              684           $ 8.194331     $     5,606     1.35%     -13.00%       1.50%
        2000................              477           $ 9.419220     $     4,496     1.35%     -13.66%       1.50%
   HIGH INCOME BOND SUBACCOUNT
        2002................            7,301           $ 9.943806     $    72,604     1.35%       2.56%      11.28%
        2001................            2,250           $ 9.695650     $    21,819     1.35%       2.88%      13.10%
        2000................            1,149           $ 9.424124     $    10,827     1.35%      -8.34%       7.17%
   CAPITAL GROWTH SUBACCOUNT
        2002................           21,126           $ 4.989444     $   105,408     1.35%     -42.84%       0.00%
        2001................           13,710           $ 8.728217     $   119,663     1.35%     -15.75%       0.00%
        2000................           12,119           $10.359883     $   125,557     1.35%     -26.99%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   OHIO NATIONAL FUND, INC.: (CONTINUED)
   NASDAQ-100 INDEX SUBACCOUNT
        2002................           31,591           $ 2.479303     $    78,324     1.35%     -38.17%       0.00%
        2001................            4,606           $ 4.009851     $    18,470     1.35%     -33.56%       0.00%
        2000................              131           $ 6.034927     $       789     1.35%     -39.65%       0.00%       5/1/00
   BRYTON GROWTH SUBACCOUNT
        2002................               74           $ 6.818402     $       506     1.35%     -31.82%       0.00%       5/1/02
   DOW TARGET 10 PORTFOLIOS:
   JANUARY SUBACCOUNT
        2002................               49           $ 8.565381     $       423     1.35%     -11.94%       3.19%
        2001................               12           $ 9.726304     $       112     1.35%      -4.81%       1.56%
   FEBRUARY SUBACCOUNT
        2002................              307           $ 9.347952     $     2,871     1.35%     -11.38%       4.19%
        2001................              254           $10.547811     $     2,676     1.35%      -5.72%       2.06%
        2000................                1           $11.187746     $        12     1.35%      11.88%       3.27%       2/1/00
   MARCH SUBACCOUNT
        2002................               62           $10.109357     $       624     1.35%     -11.87%       4.78%
        2001................               24           $11.471108     $       279     1.35%      -6.24%       1.40%
        2000................               99           $12.234770     $     1,210     1.35%      22.35%       2.00%       3/1/00
   APRIL SUBACCOUNT
        2002................              107           $ 9.792664     $     1,052     1.35%      -7.86%       3.88%
        2001................               73           $10.627503     $       778     1.35%      -3.41%       1.89%
        2000................               10           $11.002247     $       105     1.35%      10.02%       1.10%       4/1/00
   MAY SUBACCOUNT
        2002................               59           $10.167294     $       602     1.35%      -9.16%       3.46%
        2001................               32           $11.192028     $       354     1.35%      -2.82%       1.95%
        2000................               11           $11.517087     $       122     1.35%      15.17%       1.85%       5/1/00
   JUNE SUBACCOUNT
        2002................               70           $ 9.527080     $       668     1.35%      -8.84%       3.38%
        2001................               41           $10.451075     $       427     1.35%      -2.63%       1.83%
        2000................               25           $10.733519     $       270     1.35%       7.34%       1.62%       6/1/00
   JULY SUBACCOUNT
        2002................              124           $10.003218     $     1,238     1.35%      -9.74%       3.02%
        2001................               40           $11.082486     $       448     1.35%      -4.67%       1.79%
        2000................               32           $11.624799     $       374     1.35%      16.25%       0.90%       7/1/00
   AUGUST SUBACCOUNT
        2002................               94           $ 9.616858     $       905     1.35%      -8.80%       3.14%
        2001................               49           $10.545026     $       519     1.35%      -4.35%       2.08%
        2000................               33           $11.024036     $       367     1.35%      10.24%       0.57%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002................               83           $ 9.058614     $       753     1.35%      -9.08%       2.95%
        2001................               56           $ 9.963690     $       556     1.35%      -5.31%       1.77%
        2000................               36           $10.522145     $       382     1.35%       5.22%       0.55%       9/1/00
   OCTOBER SUBACCOUNT
        2002................              104           $10.510065     $     1,090     1.35%      -6.93%       2.57%
        2001................               63           $11.293163     $       708     1.35%      -2.90%       1.74%
        2000................               36           $11.630397     $       420     1.35%      16.30%       0.25%      10/2/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 10 PORTFOLIOS: (CONTINUED)
   NOVEMBER SUBACCOUNT
        2002................              124           $ 7.865168     $       972     1.35%     -14.20%       2.74%
        2001................               64           $ 9.167088     $       583     1.35%      -2.66%       1.72%
        2000................               39           $ 9.417671     $       371     1.35%      -6.66%       0.28%
   DECEMBER SUBACCOUNT
        2002................               71           $ 8.200448     $       583     1.35%     -14.74%       3.01%
        2001................               37           $ 9.617872     $       356     1.35%      -2.21%       1.32%
        2000................               34           $ 9.835583     $       331     1.35%      -1.70%       2.87%
   DOW TARGET 5 PORTFOLIOS:
   JANUARY SUBACCOUNT
        2002................              322           $ 9.188244     $     2,960     1.35%     -13.77%       3.07%
        2001................              314           $10.655057     $     3,346     1.35%      -4.59%       1.90%
        2000................              309           $11.167155     $     3,451     1.35%      11.67%       3.16%       1/3/00
   FEBRUARY SUBACCOUNT
        2002................               28           $10.689089     $       301     1.35%      -8.72%       3.12%
        2001................                7           $11.709600     $        88     1.35%      -2.77%       2.45%
        2000................                4           $12.042671     $        43     1.35%      20.43%       3.05%       2/1/00
   MARCH SUBACCOUNT
        2002................               17           $11.424038     $       193     1.35%     -10.13%       3.83%
        2001................                7           $12.712174     $        92     1.35%      -5.87%       0.97%
        2000................                6           $13.504691     $        83     1.35%      35.05%       3.01%       3/1/00
   APRIL SUBACCOUNT
        2002................               33           $ 9.702465     $       317     1.35%     -10.73%       3.12%
        2001................               18           $10.869088     $       197     1.35%     -11.83%       1.57%
        2000................                8           $12.327140     $       102     1.35%      23.27%       2.43%       4/3/00
   MAY SUBACCOUNT
        2002................               23           $ 9.683400     $       221     1.35%     -15.36%       3.31%
        2001................               14           $11.441315     $       158     1.35%     -10.47%       2.33%
        2000................                9           $12.779101     $       114     1.35%      27.79%       2.10%       5/1/00
   JUNE SUBACCOUNT
        2002................               30           $ 9.169283     $       271     1.35%     -12.86%       3.27%
        2001................               20           $10.522635     $       214     1.35%      -9.63%       1.14%
        2000................                9           $11.643515     $       105     1.35%      16.44%       1.08%       6/1/00
   JULY SUBACCOUNT
        2002................               36           $ 9.660918     $       345     1.35%     -11.98%       2.65%
        2001................               19           $10.975399     $       210     1.35%      -6.56%       1.52%
        2000................                9           $11.746019     $       109     1.35%      17.46%       1.06%       7/3/00
   AUGUST SUBACCOUNT
        2002................               30           $11.548297     $       342     1.35%      -2.45%       2.21%
        2001................               18           $11.837787     $       209     1.35%       0.53%       2.56%
        2000................                9           $11.775902     $       100     1.35%      17.76%       1.08%       8/1/00
   SEPTEMBER SUBACCOUNT
        2002................               29           $ 9.970517     $       288     1.35%     -14.98%       2.74%
        2001................               18           $11.727811     $       206     1.35%       0.99%       1.30%
        2000................               11           $11.613288     $       123     1.35%      16.13%       0.87%       9/1/00

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   DOW TARGET 5 PORTFOLIOS: (CONTINUED)
   OCTOBER SUBACCOUNT
        2002................               31           $11.754453     $       368     1.35%      -7.15%       2.59%
        2001................               19           $12.659273     $       247     1.35%       1.82%       2.19%
        2000................                7           $12.432799     $        91     1.35%      24.33%       1.15%      10/2/00
   NOVEMBER SUBACCOUNT
        2002................               35           $ 7.174692     $       254     1.35%     -16.50%       2.75%
        2001................               21           $ 8.592807     $       182     1.35%       0.90%       1.16%
        2000................                8           $ 8.516491     $        66     1.35%     -14.46%       1.58%
   DECEMBER SUBACCOUNT
        2002................               18           $ 8.850626     $       156     1.35%     -18.64%       3.08%
        2001................                9           $10.878367     $       103     1.35%       2.95%       2.32%
        2000................                5           $10.566965     $        55     1.35%       5.62%       5.24%
   JANUS ADVISER SERIES:
   GROWTH SUBACCOUNT
        2002................           69,415           $ 5.482775     $   380,584     1.35%     -27.47%       0.00%
        2001................           41,550           $ 7.559084     $   314,078     1.35%     -24.26%       0.00%
        2000................           26,949           $ 9.980280     $   268,959     1.35%     -14.26%       2.50%
        1999................               87           $11.639885     $     1,007     1.35%      16.40%       0.00%      11/1/99
   WORLDWIDE SUBACCOUNT
        2002................           61,168           $ 6.325364     $   386,909     1.35%     -26.99%       0.36%
        2001................           52,002           $ 8.663493     $   450,518     1.35%     -22.13%       0.14%
        2000................           46,591           $11.126184     $   518,376     1.35%     -15.78%       2.68%
        1999................               39           $13.211585     $       517     1.35%      32.12%       0.00%      11/1/99
   BALANCED SUBACCOUNT
        2002................           73,680           $ 9.199713     $   677,838     1.35%      -7.81%       1.96%
        2001................           44,094           $ 9.979518     $   440,036     1.35%      -6.12%       2.19%
        2000................           36,533           $10.629722     $   388,336     1.35%      -3.47%       5.88%
        1999................            2,432           $11.011548     $    26,781     1.35%      10.12%       1.41%      11/1/99
   STRONG VARIABLE ANNUITY FUNDS, INC.:
   OPPORTUNITY II SUBACCOUNT
        2002................           19,817           $ 8.047865     $   159,485     1.35%     -27.80%       0.88%
        2001................            5,945           $11.145870     $    66,267     1.35%      -4.99%       0.41%
        2000................            4,565           $11.731765     $    53,552     1.35%       5.18%       0.25%
   MULTI CAP VALUE II SUBACCOUNT
        2002................              232           $ 8.518375     $     1,973     1.35%     -24.18%       0.63%
        2001................               18           $11.235708     $       200     1.35%       2.73%       0.00%
        2000................              182           $10.937292     $     1,993     1.35%       6.39%       1.38%
   MID CAP GROWTH II SUBACCOUNT
        2002................           19,814           $ 4.566078     $    90,472     1.35%     -38.38%       0.00%
        2001................           15,952           $ 7.410085     $   118,208     1.35%     -31.70%       0.00%
        2000................           12,585           $10.849448     $   136,537     1.35%     -15.97%       0.00%
        1999................                3           $12.911573     $        40     1.35%      29.12%       0.00%      11/1/99

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   GOLDMAN SACHS VARIABLE INSURANCE TRUST:
   GROWTH & INCOME SUBACCOUNT
        2002................            9,051           $ 7.725302     $    69,922     1.35%     -12.52%       3.22%
        2001................            2,196           $ 8.831003     $    19,397     1.35%     -10.55%       0.65%
        2000................            1,035           $ 9.872837     $    10,214     1.35%      -5.95%       0.42%
   CORE US EQUITY SUBACCOUNT
        2002................            3,664           $ 6.520423     $    23,888     1.35%     -22.94%       0.88%
        2001................            1,864           $ 8.461111     $    15,776     1.35%     -13.12%       0.50%
        2000................            1,307           $ 9.739111     $    12,730     1.35%     -10.82%       1.01%
   CAPITAL GROWTH SUBACCOUNT
        2002................           11,143           $ 6.392633     $    71,232     1.35%     -25.34%       0.36%
        2001................            3,185           $ 8.562417     $    27,268     1.35%     -15.61%       0.21%
        2000................            1,883           $10.146128     $    19,107     1.35%      -9.20%       0.23%
        1999................                4           $11.173846     $        40     1.35%      11.74%       0.00%      11/1/99
   VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS:
   US REAL ESTATE SUBACCOUNT
        2002................            1,125           $13.724066     $    15,446     1.35%      -2.11%       4.55%
        2001................              838           $14.019726     $    11,752     1.35%       8.37%       7.14%
        2000................              233           $12.936895     $     3,020     1.35%      27.55%       2.53%
   LAZARD RETIREMENT SERIES, INC.:
   EMERGING MARKET SUBACCOUNT
        2002................            7,972           $ 8.078966     $    64,403     1.35%      -2.81%       1.34%
        2001................              711           $ 8.312779     $     5,914     1.35%      -6.35%       0.59%
        2000................              461           $ 8.876193     $     4,093     1.35%     -29.03%       0.30%
   SMALL CAP SUBACCOUNT
        2002................           22,276           $11.961101     $   266,449     1.35%     -18.77%       0.00%
        2001................            8,224           $14.725694     $   121,099     1.35%      17.04%       0.11%
        2000................              709           $12.581576     $     8,916     1.35%      19.44%       0.34%
        1999................                3           $10.533744     $        30     1.35%       5.34%       0.00%      11/1/99
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     SERVICE CL 2:
   VIP MID CAP SUBACCOUNT
        2002................           24,125           $ 9.422471     $   227,316     1.35%     -11.22%       0.33%
        2001................            4,838           $10.613775     $    51,350     1.35%      -4.81%       0.00%
        2000................              911           $11.149859     $    10,155     1.35%      11.50%       0.49%       5/1/00
   VIP CONTRAFUND SUBACCOUNT
        2002................           16,282           $ 7.107965     $   115,735     1.35%     -10.81%       0.14%
        2001................            1,061           $ 7.969397     $     8,454     1.35%     -13.64%       0.45%
        2000................              317           $ 9.228340     $     2,924     1.35%      -7.72%       0.00%       5/1/00
   VIP GROWTH SUBACCOUNT
        2002................           27,296           $ 4.712906     $   128,641     1.35%     -31.23%       0.06%
        2001................            4,076           $ 6.852748     $    27,933     1.35%     -18.97%       0.04%
        2000................              813           $ 8.456846     $     6,877     1.35%     -15.43%       0.00%       5/1/00
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS:
   NEW DISCOVERY SUBACCOUNT
        2002................              917           $ 7.771036     $     7,124     1.35%     -32.71%       0.00%

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

                                                                                                            INVESTMENT
                                  ACCUMULATION          VALUE PER         FAIR                    TOTAL       INCOME     INCEPTION
                                    UNITS***               UNIT           VALUE      EXPENSES*   RETURN**   RATIO****      DATE
                              ---------------------   --------------   -----------   ---------   --------   ----------   ---------
   MFS VARIABLE INSURANCE TRUST -- SERVICE CLASS: (CONTINUED)
   INVESTORS GROWTH STOCK SUBACCOUNT
        2002................              628           $ 7.637636     $     4,797     1.35%     -28.68%       0.00%
   MID CAP GROWTH SUBACCOUNT
        2002................            1,124           $ 6.194421     $     6,962     1.35%     -44.19%       0.00%
   TOTAL RETURN SUBACCOUNT
        2002................            8,704           $ 9.576492     $    83,351     1.35%      -6.61%       0.54%
        2001................              158           $10.254547     $     1,621     1.35%       2.55%       0.00%      11/1/01
   JP MORGAN SERIES TRUST II:
   SMALL COMPANY SUBACCOUNT
        2002                            2,034           $ 8.641547     $    17,573     1.35%      -0.53%       0.02%
   MID CAP VALUE SUBACCOUNT
        2002................            6,324           $10.898536     $    68,921     1.35%     -22.70%       0.01%

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the period indicated or from the inception date through the end of the period.

    *** Accumulation units are rounded to the nearest whole number.

   **** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) RISK AND ADMINISTRATIVE EXPENSE

   At the end of each valuation period ONLIC charges an amount equal to 0.35% on an annual basis of the contract value for administrative expenses. Examples of these expenses would include accounting, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

   Although variable annuity payments differ according to the investment performance of the underlying mutual funds within the Account, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 1.00% for mortality and expense risk on an annual basis.

   The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost at the terms stated in the contracts.

   The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

   Both the administrative and the mortality and expense risk fees are assessed through the unit value calculation.
                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      DECEMBER 31, 2002

(4) CONTRACT CHARGES

   No deduction for a sales charge is made from purchase payments. A withdrawal charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant.

   A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

   State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.

(5) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(6) AICPA AUDIT GUIDE UPDATE

   In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide was effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide required Separate Accounts presenting financial statements in conformity with accounting principles generally accepted in the United States of America to disclose financial highlights which include expense ratios, total return, and an investment income ratio (see note 2). The adoption of the guide had no financial impact on the Account.

OHIO NATIONAL VARIABLE ACCOUNT D

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account D:

We have audited the accompanying statement of assets and contract owners' equity of Ohio National Variable Account D (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 21, 2003

                        OHIO NATIONAL VARIABLE ACCOUNTS

                                    FORM N-4


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG LLP dated February 21, 2003

      Statements of Assets and Contract Owners' Equity, December 31, 2002

      Statements of Operations for the Periods Ended December 31, 2002

      Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2002 and 2001

      Notes to Financial Statements, December 31, 2002

The following consolidated financial statements of The Depositor and its subsidiaries are also included by reference in Part B of this Registration
Statement:

      Independent Auditors' Report of KPMG LLP dated January 31, 2003

      Consolidated Balance Sheets, December 31, 2002 and 2001

      Consolidated Statements of Income for the Years Ended December 31, 2002, 2001 and 2000


      Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2002, 2001 and 2000


      Consolidated Statements of Cash Flows for the Years Ended December 31, 2002, 2001 and 2000

      Notes to Consolidated Financial Statements, December 31, 2002, 2001
      and 2000

The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:

      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Senior Vice President, Investments

Robert A. Bowen*                   Senior Vice President, Information Systems



Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Investments

George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert W. Conway*                  Vice President, PGA Marketing Eastern Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services

Diane S. Hagenbuch*                Senior Vice President, Corporate Relations &
                                   Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103





Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

William J. McFadden*              Vice President, PGA Marketing Western
                                  Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management


David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

William C. Price*                 Vice President and Counsel


Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency & Group


James C. Smith*                   Senior Vice President, Internal Audit &
                                  Compliance


Michael D. Stohler*               Vice President, Mortgages and Real Estate


Barbara A. Turner*                Vice President, Broker Dealer Operations

Dennis C. Twarogowski*            Vice President, Career Marketing


Dr. David S. Williams*            Vice President and Medical Director


*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company

Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Ageny of Massachusetts, Inc.         Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of July 21, 2003, the Registrant's contracts were owned by 177 owners.


ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$207,378                            None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         U.S. Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202
(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 18th day of September, 2003.


                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ John J. Palmer
                           --------------------------------------
                         John J. Palmer, Vice Chairman

Attest:

/s/Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 18th day of September, 2003.


                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------
                      John J. Palmer, Vice Chairman

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                                     Date
---------                                  -----                                     ----
/s/ David B. O'Maley                       Chairman, President,                 September 18, 2003
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director


*s/ Jack E. Brown                          Director                             September 18, 2003
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             September 18, 2003
-----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski Gluckman          Director                             September 18, 2003
---------------------------------
 Victoria B. Buyniski  Gluckman


                                           Director
---------------------------------
George E. Castrucci


*s/ Raymond R. Clark                       Director                             September 18, 2003
----------------------
 Raymond R. Clark


s/ Ronald J. Dolan                         Director                             September 18, 2003
----------------------
Ronald J. Dolan

                                           Director
----------------------
 John W. Hayden

*s/ James F. Orr                           Director                             September 18, 2003
----------------------
 James F. Orr


s/ John J. Palmer                          Director                             September 18, 2003
----------------------
 John J. Palmer


s/ D. Gates Smith                          Director                             September 18, 2003
----------------------
 D. Gates Smith




*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account D:


We consent to use of our reports for Ohio National Variable Account D dated February 21, 2003, and for The Ohio National Life Insurance Company and subsidiaries dated January 31, 2003, included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information in post-effective amendment no. 16 to File No. 33-81784.





KPMG LLP
Columbus, Ohio
September 18, 2003